UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 95.5%
Alabama — 2.5%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$6,875,000	11.950%	11/03/16	$9,929,288
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
3,405,000	5.375	12/01/16	3,562,754
4,425,000	5.500	12/01/21	4,439,824
5,775,000	5.625	12/01/26	5,669,086
16,515,000	5.750	12/01/36	15,577,278
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	1,008,040
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,588,200
Selma Industrial Development Board Gulf Opportunity Zone Bonds for International Paper Company Project Series 2011 A (BBB/Baa3)
2,250,000	5.375	12/01/35	2,274,863
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	7,040,792
15,000,000	6.000	08/01/35	13,123,800
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BB+/NR)
13,465,000	5.250	06/01/37	9,926,263

			80,140,188

Arizona — 2.5%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(b)
39,070,000	1.100	02/02/15	36,310,876
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	9,861,192
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB-/Baa3)
5,000,000	6.250	01/01/38	5,245,050
Pima County IDA RB for Tucson Electric Power Co. Project RMKT 01/12/10 Series 2008 B (BBB-/Baa3)
7,850,000	5.750	09/01/29	8,135,269
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa3)
7,485,000	5.250	10/01/40	7,515,614
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
600,000	5.000	01/01/20	602,670
2,000,000	5.000	01/01/26	2,002,180
3,000,000	5.000	01/01/32	2,955,270
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	542,540
1,000,000	6.500	07/01/39	1,079,780

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
University Medical Center Corp. RB Series 2011 (GO OF CORP) (BBB+/Baa1)
$3,500,000	6.000%	07/01/39	$3,707,620

			77,958,061

Arkansas — 0.2%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (NR/Baa3)
5,515,000	5.600	10/01/26	5,515,276

California — 13.5%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa3)(d)
1,600,000	0.000	08/01/26	723,632
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA-/Aa3)(d)
1,210,000	0.000	08/01/36	266,696
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (AGM) (AA-/Aa3)(d)
855,000	0.000	09/01/29	284,527
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA-/Aa3)(d)
1,055,000	0.000	08/01/25	526,308
California County Tobacco Securitization Agency RB Asset-Backed Bonds Refunding for Sonoma County Corp. Series 2005 (BBB-/NR)
5,935,000	5.250	06/01/45	3,748,249
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (AA-/Aa3)
5,000,000	5.250	11/15/46	5,044,450
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa2)
19,500,000	5.500	02/01/39	18,450,900
California Public Works Board Lease RB for various Judicial Council Projects Series 2011 D (BBB+/A2)
3,000,000	5.000	12/01/31	3,037,290
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	1,929,740
7,500,000	5.500	11/01/38	6,736,200
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (NR/Aa2)
6,000,000	6.625	08/01/29	7,262,880
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B+/NR)(d)
35,000,000	0.000	06/01/46	1,227,100
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (BBB/WR)(d)
7,000,000	0.000	09/01/33	1,970,500
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	821,040
2,830,000	7.000	12/01/36	3,143,819

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
$670,000	7.750%	12/01/31	$693,577
5,000,000	8.000	06/01/44	5,212,500
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (B/NR)(d)
289,785,000	0.000	06/01/47	10,061,335
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (B-/NR)(d)
307,000,000	0.000	06/01/47	2,824,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AA-/Aa3)
24,920,000	5.000	06/01/45	24,132,777
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
14,695,000	5.000	06/01/35	13,993,461
11,045,000	5.000	06/01/38	10,332,376
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BB+/B3)
25,480,000	5.750	06/01/47	18,417,963
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
72,375,000	5.000	06/01/45	66,969,311
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005 A (BBB+/A2)
640,000	5.000	06/01/45	592,198
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/Aa2)(d)
50,000,000	0.000	08/01/49	3,224,000
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(d)
101,195,000	0.000	06/01/36	9,265,414
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(d)
211,235,000	0.000	06/01/47	5,116,112
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(d)
260,660,000	0.000	06/01/57	1,780,308
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,336,401
690,000	5.050	09/01/35	626,265
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	708,372
1,000,000	7.250	08/01/31	1,086,220
9,315,000	7.375	08/01/40	10,113,761

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(d)
$48,925,000	0.000%	08/01/50	$4,765,295
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/WR)
4,000,000	4.500	10/01/42	3,883,000
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (NR/C)(e)
32,425,000	7.500	12/01/24	28,467,529
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,722,955
1,500,000	7.000	09/01/31	1,601,760
875,000	7.250	09/01/38	942,883
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/WR)(d)
2,740,000	0.000	08/01/26	1,194,366
2,590,000	0.000	08/01/27	1,047,266
1,395,000	0.000	08/01/28	525,399
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(d)
1,330,000	0.000	08/01/27	540,233
Merced Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
3,750,000	0.000	08/01/35	885,075
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(d)
1,000,000	0.000	08/01/24	538,790
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	9,391,883
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,276,820
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	10,727,000
13,500,000	6.500	11/01/39	15,368,535
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(f)
7,000,000	0.000	08/01/30	4,112,360
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,660,000	5.200	09/01/35	1,520,593
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA-/Aa3)(d)
860,000	0.000	08/01/25	420,600
1,105,000	0.000	08/01/26	503,305
5,550,000	0.000	08/01/30	1,895,159
7,830,000	0.000	08/01/32	2,292,859
7,000,000	0.000	08/01/34	1,760,290
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	17,115,732
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	6,875,330

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(f)
$10,750,000	0.000%	08/01/38	$7,977,360
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(d)
1,805,000	0.000	08/01/25	965,946
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(d)
7,275,000	0.000	10/01/41	840,626
2,220,000	0.000	10/01/33	481,052
2,220,000	0.000	10/01/35	413,142
5,000,000	0.000	10/01/38	735,100
8,425,000	0.000	10/01/39	1,143,778
13,395,000	0.000	10/01/40	1,678,126
6,000,000	0.000	10/01/42	625,920
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,264,972
1,950,000	6.750	10/01/30	2,022,949
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A1)(d)
1,420,000	0.000	08/01/25	671,035
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
30,265,000	0.000	07/01/44	4,392,359
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	550,900
2,000,000	6.750	08/01/41	2,190,040
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB/NR)
435,000	6.625	08/01/27	468,278
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	781,590
555,000	6.375	08/01/29	580,874
305,000	6.500	08/01/31	319,628
1,000,000	6.625	08/01/39	1,054,930
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB/NR)
1,000,000	7.000	08/01/33	1,068,400
1,500,000	7.000	08/01/41	1,589,685
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(d)
1,580,000	0.000	08/01/24	816,544
1,595,000	0.000	08/01/25	766,780
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,067,160

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
$1,000,000	7.000%	08/01/31	$1,074,190
2,000,000	7.000	08/01/41	2,128,180
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(d)
29,000,000	0.000	06/01/36	3,024,700
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB-/NR)(d)
73,990,000	0.000	06/01/47	2,329,205
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 B (BBB-/NR)(d)
13,505,000	0.000	06/01/47	365,445
Stockton Unified School District GO Bonds for Capital Appreciation Election Series 2011 D (AGM) (AA-/Aa3)(d)
13,025,000	0.000	08/01/39	2,293,051
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,056,940
2,100,000	7.000	08/01/39	2,240,091
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds for Sacramento County Tobacco Securitization Corp. Series 2005 A-1 (BB/Caa1)
2,000,000	5.375	06/01/38	1,382,100
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BBB/B2)
7,350,000	5.125	06/01/46	4,873,638
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,644,990
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (BBB/NR)
1,000,000	7.250	09/01/31	1,081,360
5,000,000	7.500	09/01/42	5,383,550
William S. Hart Union High School District Election of 2008 GO Bonds Series 2011 B (AGM) (AA-/Aa2)(d)
7,000,000	0.000	08/01/35	1,671,110
3,325,000	0.000	08/01/36	736,388

			428,787,211

Colorado — 1.1%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	7,775,126

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
$12,860,000	6.000%	01/15/41	$13,196,032
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)
4,500,000	6.125	12/01/37	3,317,940
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B3)
9,000,000	5.750	10/01/32	8,284,050
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (BBB/Baa2)(d)
1,715,000	0.000	09/01/28	580,579
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	442,576
720,000	5.350	12/01/31	652,810
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	6.625	12/01/40	1,305,342

			35,554,455

Delaware — 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,594,000	5.450	07/01/35	4,654,573
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B (NR/NR)
100,000	5.125	07/01/35	75,013
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	3,125,160

			7,854,746

District of Columbia — 1.5%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA-/Aa3)(f)
25,000,000	0.000	10/01/41	21,465,250
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(f)
36,900,000	0.000	10/01/44	25,696,053

			47,161,303

Florida — 15.3%
Aberdeen Community Development District Special Assessment Series 2006-1 (NR/NR)(e)
1,810,000	5.250	11/01/15	950,250
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,440,000	6.300	05/01/35	3,455,075

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
$1,690,000	5.375%	05/01/37	$1,064,886
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
9,095,000	5.500	05/01/36	8,008,238
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(e)
17,510,000	5.500	05/01/36	2,976,700
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
235,000	5.250	05/01/36	219,692
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
26,700,000	5.350	05/01/36	18,415,524
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)
1,210,000	5.500 (e)	05/01/14	205,700
3,655,000	5.500	05/01/14	2,493,916
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
8,000,000	6.000	05/01/33	7,756,160
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
12,415,000	5.800	05/01/34	11,731,927
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
480,000	6.000	05/01/35	472,262
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,323,657
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
3,200,000	6.000	05/01/35	3,140,608
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
9,290,000	7.210	05/01/35	7,811,125
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,092,440
Capital Trust Agency Fixed Rate Air Cargo RB for Aero Miami FX, LLC Project Series 2010 A (NR/Baa3)
8,750,000	5.350	07/01/29	8,536,587
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
950,000	5.000	05/01/15	920,578
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(e)
3,305,000	5.850	05/01/35	33

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(e)
$3,980,000	5.000%	05/01/11	$40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,145,000	5.850	05/01/35	3,991,635
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(f)
2,545,000	0.000	05/01/35	1,493,380
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(d)
6,860,000	0.000	05/01/17	4,287,226
Connerton West Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(e)
6,410,000	5.125	05/01/16	2,499,900
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
310,000	8.375	05/01/17	322,908
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
340,000	8.375	05/01/17	352,651
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
3,730,000	7.050	05/01/15	3,521,269
Cutler Cay Community Development District Special Assessment Series 2004 (NR/NR)
3,740,000	6.300	05/01/34	3,758,438
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
42,860,000	5.500	05/01/37	34,089,558
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
3,010,000	6.830	11/01/15	2,991,699
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
27,950,000	6.000	08/15/36	28,512,354
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,180,000	5.250	11/01/36	10,921,407
Forest Creek Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
710,000	7.000	11/01/13	696,780
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
440,000	6.960	11/01/15	433,572
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
3,015,000	6.125	05/01/35	2,922,017
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
8,165,000	5.600	05/01/36	6,879,176

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
$1,060,000	6.200%	05/01/35	$1,060,509
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,775,000	5.550	05/01/37	5,001,305
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,485,000	5.700	05/01/36	2,210,233
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (NR/WR)(g)
4,980,000	8.000	08/15/19	7,192,614
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(e)
2,395,000	6.000	05/01/35	1,077,750
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(e)
1,750,000	5.125	05/01/16	787,500
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A (NR/NR)
1,745,000	7.450	05/01/22	1,745,855
3,315,000	7.500	05/01/32	3,316,492
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,940,000	7.210	08/01/17	3,855,251
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
9,335,000	5.000	05/01/13	8,743,814
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,760,000	8.000	05/01/40	20,003,246
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	15,974,188
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB/NR)
2,600,000	6.500	11/15/31	2,588,248
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
1,000,000	5.000	11/15/13	1,023,310
2,245,000	5.000	11/15/15	2,309,095
4,000,000	5.000	11/15/22	3,769,120
10,000,000	5.000	11/15/29	8,437,000
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,410,000	5.850	05/01/35	7,608,191
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
5,060,000	7.360	11/01/20	5,309,964
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,400,000	5.400	05/01/30	4,270,698
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(e)
2,635,000	5.375	05/01/30	2,203,571

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
$2,860,000	5.450%	05/01/36	$2,612,152
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(e)
4,455,000	5.250	05/01/15	1,737,450
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2007 B (NR/NR)(e)
2,915,000	6.150	11/01/14	1,136,850
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BBB-/NR)
7,540,000	5.375	11/15/28	7,396,137
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Project Series 2004 (BBB-/Baa3)
13,600,000	6.750	11/15/29	14,152,568
Miami-Dade County Special Obligation Refunding Subseries 1997 B (NATL-RE) (BBB/A2)(d)
23,000,000	0.000	10/01/29	8,100,830
38,545,000	0.000	10/01/30	12,546,783
13,380,000	0.000	10/01/31	4,024,303
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)(f)
2,120,000	0.000	05/01/38	1,399,200
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(f)
5,340,000	0.000	05/01/38	2,076,993
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)(f)
2,915,000	0.000	05/01/15	2,553,569
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)(f)
4,185,000	0.000	05/01/18	1,627,505
New River Community Development District Special Assessment Series 2006 A (NR/NR)(e)
545,000	5.350	05/01/38	5
New River Community Development District Special Assessment Series 2006 B (NR/NR)(e)
3,260,000	5.000	05/01/13	33
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
1,100,000	5.375	07/01/20	1,059,014
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,095,000	6.125	05/01/35	1,102,227
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)(f)
1,475,000	0.000	05/01/35	1,105,793
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)(f)
3,375,000	0.000	05/01/17	2,934,664
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(e)
1,200,000	5.125	05/01/16	12,000
210,000	6.125	05/01/35	2,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Parker Road Community Development District Special Assessment Series 2007 A (NR/NR)
$2,400,000	5.600%	05/01/38	$1,200,000
Parklands Lee Community Development District Special Assessment Refunding Series 2011 A (NR/NR)
3,270,000	5.800	05/01/35	3,145,315
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(d)
31,185,000	0.000	05/01/36	6,769,328
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,250,000	5.400	05/01/36	2,038,275
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(e)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(e)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(e)
2,600,000	5.000	02/01/11	26
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)(e)
1,355,000	5.300	11/01/15	704,600
Reunion East Community Development District Special Assessment Series 2002 A (NR/NR)
15,200,000	7.200	05/01/22	12,045,240
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
6,180,000	0.000 (f)	05/01/36	3,249,815
5,575,000	5.450	05/01/36	4,209,515
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
2,695,000	5.500	05/01/15	2,526,751
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,566,525
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
1,180,000	7.500	05/01/16	1,143,196
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006 (NR/NR)(e)
8,150,000	5.750	05/01/15	3,239,625
7,995,000	6.100	05/01/25	3,178,012
20,980,000	6.125	05/01/37	8,339,550
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	1,889,792
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,670,000	5.800	05/01/35	3,827,392

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(f)
$3,455,000	0.000%	05/01/35	$2,097,392
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(e)
3,265,000	5.850	05/01/34	1,423,442
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,835,000	6.500	11/15/39	6,441,607
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(e)
475,000	5.500	11/01/15	346,750
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,170,000	5.900	05/01/34	2,861,147
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,220,000	5.850	05/01/35	1,174,860
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
1,090,000	8.250	01/01/17	1,092,485
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,600,000	7.375	01/01/19	1,606,336
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
4,005,000	6.350	01/01/18	4,103,163
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
3,230,000	5.875	01/01/15	3,346,506
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
8,735,000	6.375	05/01/38	9,010,764
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
9,665,000	6.125	05/01/39	9,748,506
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
6,000,000	7.000	05/01/41	6,313,620
Villasol Community Development District RB Series 2003 A (NR/NR)(e)
3,755,000	6.600	05/01/34	2,829,993
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(e)
1,080,000	5.000	11/01/12	550,973
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006 (NR/NR)
11,745,000	5.500	05/01/37	5,233,337

			484,571,437

Georgia — 2.4%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/NR)
8,340,000	7.500	01/01/31	8,913,292

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
$1,085,000	5.400%	01/01/20	$1,114,089
1,750,000	5.600	01/01/30	1,748,022
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
5,675,000	5.500	01/01/34	5,151,084
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (CCC+/NR)
8,000,000	8.750	06/01/29	9,325,760
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (CCC+/NR)
8,750,000	9.000	06/01/35	9,424,363
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,380,000	5.250	11/01/28	1,963,571
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
1,750,000	6.125	02/15/34	1,543,237
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,499,850
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(h)
46,820,000	0.899	10/01/33	29,328,048
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (AMT) (BBB/Baa3)
5,000,000	5.000	08/01/30	4,705,650

			75,716,966

Guam — 1.7%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,608,150
3,355,000	6.875	12/01/40	3,510,269
Guam Government GO Bonds Series 2009 A (B+/NR)
6,000,000	6.750	11/15/29	6,301,140
10,575,000	7.000	11/15/39	11,073,929
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
2,400,000	5.375	12/01/24	2,507,448
3,000,000	5.625	12/01/29	3,119,070
2,750,000	5.750	12/01/34	2,825,350
Guam Power Authority RB Series 2010 A (BBB/Ba1)
11,705,000	5.500	10/01/40	11,570,627
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (BB/Ba2)
9,785,000	5.625	07/01/40	9,574,231

			53,090,214

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Idaho — 0.6%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
$1,000,000	5.250%	09/01/20	$988,300
4,645,000	5.250	09/01/26	4,355,477
1,500,000	5.250	09/01/30	1,329,960
14,285,000	5.250	09/01/37	12,084,539

			18,758,276

Illinois — 4.2%
Bellwood Village Cook County Illinois GO Bonds Series 2006 B (XLCA) (NR/WR)
4,915,000	4.500	12/01/29	4,576,701
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/WR)(e)
16,400,000	5.500	12/01/30	3,439,736
Cook County Illinois Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)
7,000,000	6.500	10/15/40	7,269,150
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
178,000	5.400	03/01/16	175,196
1,450,000	5.625	03/01/36	1,149,908
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
1,745,000	5.000	02/15/15	1,731,546
6,025,000	5.375	02/15/25	5,407,980
4,000,000	5.625	02/15/37	3,353,560
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
28,740,000	6.750	10/01/46	19,946,710
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,098,600
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,232,175
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
18,395,000	6.000	05/15/39	19,216,337
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
5,600,000	5.125	01/01/25	5,049,800
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)
8,000,000	6.500	10/15/40	8,307,600
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (NR/Ca)(e)
6,905,000	5.000	06/01/24	3,797,750
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(e)
2,075,000	5.000	06/01/24	311,250
4,000,000	5.375	06/01/35	600,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	1,968,240

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (NR/Baa2)
$10,500,000	5.250%	05/01/40	$10,331,895
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,805,000	6.250	03/01/34	1,619,988
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(a)(c)
20,000,000	9.720	12/15/40	20,113,600
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (BBB+/NR)
1,900,000	5.125	08/15/19	1,940,128
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,645,000	6.000	03/01/36	3,678,375
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2 (NR/NR)
2,074,000	5.000	03/01/16	1,946,988
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
4,117,000	5.750	03/01/36	3,381,045

			134,644,258

Indiana — 0.8%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,127,848
1,500,000	5.000	10/01/32	1,116,030
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa3)
3,250,000	5.250	08/01/36	2,985,450
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corporation Project Series 2010 (BB/B1)
9,750,000	6.000	12/01/26	9,701,932
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (A+/A1)
2,000,000	5.125	03/01/38	2,022,440
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(a)(c)
1,195,000	24.640	05/01/15	2,290,791
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(e)
7,737,190	6.500	11/15/31	108,321
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (NR/Baa3)
3,240,000	6.700	04/01/29	3,241,944
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(c)
2,000,000	5.500	09/01/27	1,838,280

			24,433,036

Iowa — 0.1%
Coralville Iowa COPS Series 2006 D (NR/A1)
2,250,000	5.250	06/01/26	2,381,108

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Iowa — (continued)
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
$1,355,000	5.750%	05/15/31	$1,234,134

			3,615,242

Kentucky — 0.9%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (BBB/Baa2)(d)
1,720,000	0.000	10/01/22	1,033,496
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	8,427,040
9,000,000	6.500	03/01/45	9,524,250
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(c)
2,340,000	15.090	11/11/14	3,305,671
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	6,863,046

			29,153,503

Louisiana — 1.1%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB-/Baa3)
5,000,000	6.500	11/01/35	5,305,850
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (BBB+/A3)
20,015,000	6.000	10/01/44	20,490,757
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	7,762,525

			33,559,132

Maryland — 1.1%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
600,000	5.000	09/01/16	610,674
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,526,000	6.250	09/01/33	4,456,979
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,679,000	6.500	07/01/31	2,687,492
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,705,000	7.000	07/01/33	3,793,549
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba1)
2,590,000	5.000	09/01/30	2,282,878
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,126,600

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
$9,500,000	5.750%	07/01/38	$8,877,180
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,547,620

			35,382,972

Massachusetts — 0.9%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
2,235,000	5.625	04/01/19	2,236,900
2,000,000	5.625	04/01/29	1,871,020
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
5,000,000	5.250	07/01/30	4,491,750
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	9,691,492
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	10,331,200

			28,622,362

Michigan — 4.7%
Detroit Michigan GO Bonds Series 2003 A (XLCA) (BB/Ba3)
1,845,000	5.250	04/01/15	1,805,683
2,935,000	5.250	04/01/18	2,700,875
Detroit Michigan Limited Tax GO Bonds for Capital Improvement Series 2008 A-1 (BB/B1)
6,450,000	5.000	04/01/16	5,628,335
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,177,005
3,000,000	6.000	05/01/21	3,584,100
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AA-/Aa3)(h)
14,585,000	0.849	07/01/32	9,689,253
Detroit Michigan Water Supply System Revenue Senior Lien Bonds Series 2011-A (A+/A1)
20,000,000	5.250	07/01/41	20,103,800
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
1,460,000	5.375	07/01/20	1,422,668
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 B (BB+/Ba1)
3,630,000	5.375	07/01/28	3,237,379
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (B/NR)(d)
196,775,000	0.000	06/01/52	2,894,560
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (B-/NR)(d)
70,100,000	0.000	06/01/52	958,267
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB-/Baa3)
4,000,000	5.375	06/01/26	4,019,240
8,800,000	5.500	06/01/35	8,431,104

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Oakland County Economic Development Corp. Limited Obligation RB for Michigan Motion Picture Studios Series 2010 (NR/NR)
$10,000,000	7.000%	08/01/40	$10,096,600
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	47,829,200
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2011 A (AMT) (A/A2)
9,000,000	5.000	12/01/21	9,737,460
11,000,000	5.000	12/01/22	11,826,760

			148,142,289

Minnesota — 0.5%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-/NR)
7,500,000	7.250	06/15/32	7,554,450
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A (NR/NR)
7,475,000	5.625	06/01/37	6,901,369

			14,455,819

Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
2,985,000	5.250	12/01/21	3,073,177
1,825,000	5.250	12/01/26	1,839,016

			4,912,193

Missouri — 0.2%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)
1,535,000	6.000	07/01/37	567,950
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)
7,750,000	6.000	07/01/25	2,867,500
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A (NR/NR)
250,000	5.250	10/01/21	206,880
385,000	5.400	10/01/26	294,791
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (NR/Ba2)
1,245,000	6.250	01/01/30	1,087,134
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	1,006,170
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	04/01/27	948,637
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	587,912

			7,566,974

Nevada — 1.0%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2003 (NR/NR)
1,345,000	5.800	08/01/15	1,386,628
4,615,000	6.100	08/01/18	4,756,173
3,680,000	6.375	08/01/23	3,751,907

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Nevada — (continued)
Director of the State of Nevada Department of Business & Industry Second Tier RB for Las Vegas Monorail Project Series 2000 (NR/NR)(e)
$3,000,000	7.250%	01/01/23	$30
1,250,000	7.375	01/01/30	12
16,000,000	7.375	01/01/40	160
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,740,000	4.800	03/01/15	1,103,699
2,000,000	4.900	03/01/17	1,216,260
2,470,000	5.000	03/01/20	1,448,976
2,490,000	5.100	03/01/21	1,455,156
800,000	5.100	03/01/22	466,192
2,320,000	5.125	03/01/25	1,320,939
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,360,000	5.000	09/01/25	1,222,599
Las Vegas Local Improvement District No. 607 Series 2004 (NR/NR)
1,260,000	5.900	06/01/17	1,230,944
1,305,000	5.900	06/01/18	1,257,146
480,000	6.000	06/01/19	458,981
4,775,000	6.250	06/01/24	4,514,906
Reno Health Facility RB for Catholic Healthcare West Series 2007 A (A/A2)
5,665,000	5.250	07/01/31	5,762,098

			31,352,806

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	994,350
1,400,000	5.875	07/01/34	1,399,986
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	983,346
4,185,000	5.250	06/01/36	3,687,989

			7,065,671

New Jersey — 3.1%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
1,640,000	5.000	09/01/34	1,695,629
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B-/B3)
7,500,000	5.500	04/01/28	6,657,300
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
9,000,000	6.250	09/15/29	8,691,120
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
32,070,000	6.625	07/01/38	32,312,770
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB-/Baa3)
8,980,000	5.250	07/01/30	8,502,174

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
$15,840,000	5.250%	07/01/23	$16,088,688
New Jersey Transportation Trust Fund Authority for Transportation System Bonds Series 2011 B (A+/A1)
7,000,000	5.000	06/15/42	7,250,320
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,365,060
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (B-/NR)(d)
164,600,000	0.000	06/01/41	7,281,904
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (BB+/B2)
12,000,000	4.750	06/01/34	8,596,680

			99,441,645

New Mexico — 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BBB-/Baa3)
3,620,000	4.875	04/01/33	3,351,106
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB-/Baa3)
6,925,000	4.875	04/01/33	6,410,611
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB-/Baa3)
12,000,000	5.900	06/01/40	12,278,400
Mariposa East Public Improvement District GO Bonds Series 2006 (NR/NR)
155,000	5.500	09/01/16	148,377
1,000,000	6.000	09/01/32	784,240

			22,972,734

New York — 0.9%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (NR/Baa3)
1,500,000	5.875	04/01/42	1,503,255
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (BB+/Baa3)(g)
930,000	6.375	07/01/12	957,677
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2002 C (BB+/Baa3)(g)
1,365,000	6.450	07/01/12	1,418,016
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA-/Aa3)
1,000,000	6.125	01/01/29	1,097,140
3,000,000	6.375	01/01/39	3,209,760
5,000,000	6.500	01/01/46	5,349,600

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution RB Series 2011 BB (AA+/Aa2)
$10,000,000	5.000%	06/15/44	$10,779,600
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,081,800

			29,396,848

North Carolina — 0.3%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,860,000	5.600	07/01/27	5,931,430
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,031,300
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	488,865
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,471,215

			8,922,810

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
1,500,000	5.125	07/01/29	1,452,030

Ohio — 4.7%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	6,989,500
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/B3)
44,000,000	5.875	06/01/30	32,656,360
48,970,000	6.500	06/01/47	38,445,368
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B-/B3)
30,450,000	5.375	09/15/27	25,881,891
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (B-/B3)
7,465,000	5.700	12/01/19	7,121,983
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	14,482,969
15,000,000	5.000	01/01/37	12,846,300
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
800,000	5.000	12/01/22	649,128
1,000,000	5.000	12/01/32	707,870
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB/B1)
7,000,000	6.750	12/01/40	7,216,440

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A (NR/NR)
$2,500,000	6.250%	12/01/36	$2,034,975

			149,032,784

Oklahoma — 0.2%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,249,240
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,050,774
865,000	6.000	05/01/31	765,689

			7,065,703

Oregon — 0.3%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,348,435
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 Class VII (AMT) (A-/Baa3)
1,085,000	6.350	08/01/25	1,085,260
Oregon State Economic Development RB Refunding Project for Georgia Pacific Corp. Series 1997-183 (NR/Baa3)
630,000	5.700	12/01/25	630,063
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT) (NR/NR)
2,410,000	7.000	12/01/34	2,276,342

			8,340,100

Pennsylvania — 4.9%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (B+/Caa1)
67,845,000	5.000	11/15/28	56,351,379
21,390,000	5.375	11/15/40	17,126,331
Allegheny County IDA Environmental Improvement RB Refunding for United States Steel Corp. Project Series 2009 (BB/B1)
1,000,000	6.750	11/01/24	1,044,270
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/WR)
4,730,000	6.000	11/15/16	4,302,455
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	9,189,849
City of Philadelphia GO Bonds Series 2011 (BBB/A2)
4,000,000	6.000	08/01/36	4,495,320
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(h)
48,000,000	1.058	05/01/37	31,311,840
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,720,000	5.125	02/01/12	1,721,067
1,775,000	5.300	02/01/13	1,791,312
2,000,000	6.125	02/01/28	1,798,820
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	7,813,586

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/NR)
$1,000,000	7.500%	05/01/20	$1,010,920
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/NR)
2,500,000	8.000	05/01/29	2,591,575
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,535,510
3,000,000	5.250	09/01/31	2,389,500
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-/NR)
500,000	6.150	07/01/14	490,770
4,825,000	6.200	07/01/17	4,605,125
6,840,000	6.250	07/01/20	6,322,212

			156,891,841

Puerto Rico — 9.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
59,485,000	6.000	07/01/38	62,679,344
38,845,000	6.000	07/01/44	40,537,865
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian-IBCC) (NR/Baa2)
1,710,000	6.000	07/01/44	1,784,522
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2009 C (BBB/Baa1)
8,780,000	6.000	07/01/39	9,334,106
Puerto Rico Commonwealth Government Development Bank Senior Notes Series 2011 C (BBB/Baa1)(b)
90,000,000	1.000	10/15/12	89,730,000
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BBB+/Baa1)(d)
14,270,000	0.000	07/01/43	1,670,161
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 A (FGIC) (BBB+/Baa1)(d)
1,000,000	0.000	07/01/42	126,410
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB-/Baa1)
2,000,000	6.250	07/01/23	2,330,880
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB/Baa1)
1,000,000	6.125	07/01/23	1,119,190
Puerto Rico Public Finance Corp. for Commonwealth Appropriation Bonds Series 2011 B (BBB-/Baa2)
12,500,000	5.500	08/01/31	12,798,375
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)
34,050,000	6.000	08/01/42	37,295,646
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A1)(d)
10,000,000	0.000	08/01/36	2,246,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)(d)
$25,000,000	0.000%	08/01/39	$4,581,250
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (A+/A1)
7,000,000	5.000	08/01/43	7,100,800
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(f)
12,750,000	0.000	08/01/32	11,995,455
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A1)(f)
10,000,000	0.000	08/01/33	7,814,200
Puerto Rico Sales Tax Financing Corp. RB Rolls RR II R-11758-1 Series 2009 (AA-/NR)(a)(c)
16,665,000	13.702	12/01/47	20,525,947

			313,670,651

Rhode Island — 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (B-/NR)(d)
85,300,000	0.000	06/01/52	1,746,091

South Carolina — 0.6%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
4,001,000	6.875	11/01/35	3,217,564
South Carolina Jobs - Economic Development Authority Hospital Refunding RB for Palmetto Health Series 2011 A (AGM) (AA-/Aa3)
4,000,000	6.500	08/01/39	4,435,760
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
12,280,000	5.700	01/01/24	11,587,531

			19,240,855

South Dakota — 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	5,102,600

Tennessee — 1.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,675,000	5.125	04/01/23	1,609,156
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
460,000	5.000	10/01/15	477,093
6,710,000	5.000	10/01/25	6,502,057
7,500,000	5.125	10/01/35	6,969,600
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	942,190
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	5,899,850

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — (continued)
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
$2,000,000	5.250%	04/01/36	$1,988,980
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(b)(e)
8,785,000	5.750	04/01/25	5,972,746
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	1,936,840

			32,298,512

Texas — 6.4%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (NR/NR)(e)
45,725,000	5.250	12/01/29	9,589,904
29,000,000	5.750	12/01/29	6,082,750
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
185,000	9.750	01/01/26	189,915
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
9,270,000	9.750	01/01/26	9,514,450
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,353,740
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CC/Ca)
12,740,000	5.000	03/01/41	2,038,018
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CC/Ca)
9,275,000	6.750	10/01/38	1,669,129
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)(c)
6,000,000	7.250	04/01/32	6,129,120
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (NR/WR)(e)
9,230,000	6.000	11/01/14	1,937,192
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (NR/WR)(e)
24,735,000	6.375	05/01/35	5,188,908
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
13,245,000	6.150	01/01/16	13,249,371
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	901,550
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B-/B3)
4,000,000	6.625	07/15/38	3,958,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Matagorda County Navigation District No. 1 RB Refunding for Reliant Energy Project Series 1999 B (AMT) (BBB/Baa3)(b)
$7,750,000	5.950%	05/01/30	$7,758,758
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,797,064
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,115,000	5.625	02/15/35	4,864,212
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	27,971,825
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	55,471,533
Port Corpus Christi Authority of Nueces County PCRB for Celanese Project Series 2002 B (AMT) (B+/B1)
5,000,000	6.700	11/01/30	5,030,250
Port of Bay City Authority of Matagorda County RB for Hoechst Celanese Corp. Project Series 1996 (AMT) (B+/B1)
1,870,000	6.500	05/01/26	1,869,757
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/Ca)
5,950,000	5.200	05/01/28	951,703
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CC/Ca)
7,110,000	6.450	06/01/21	1,208,913
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
4,180,000	5.125	05/15/37	3,711,171
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,059,200
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(g)
250,000	5.000	07/01/15	285,035
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(g)
14,500,000	5.000	07/01/15	16,532,030

			203,313,498

U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (Baa3/NR)
2,000,000	6.000	10/01/39	2,096,800

Utah — 0.6%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
19,012,000	7.100	08/15/23	19,606,125

Vermont — 0.0%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,141,075

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — 0.9%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
$1,000,000	5.000%	01/01/31	$944,910
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (NR/Baa3)
750,000	5.600	12/01/25	749,970
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1999 (AMT) (NR/Baa3)
4,260,000	6.300	12/01/25	4,261,150
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	3,747,186
2,000,000	6.625	03/01/26	2,081,160
7,000,000	6.875	03/01/36	7,280,490
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	473,265
1,100,000	6.125	01/01/35	1,015,465
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	686,836
1,000,000	5.300	09/01/31	869,800
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	501,345
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,561,160

			27,172,737

Washington — 1.1%
Port of Camas-Washougal Public Industrial Corp. PCRB Refunding for James River Project Series 1993 (A-/NR)
2,465,000	6.700	04/01/23	2,467,046
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)(c)
3,955,000	13.669	12/14/17	6,674,893
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(c)
4,150,000	13.675	12/14/17	6,828,410
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
3,000,000	5.250	12/01/25	3,154,470
4,000,000	5.750	12/01/35	4,049,760
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
750,000	6.000	08/15/39	814,740
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
1,750,000	6.000	08/15/39	1,901,060
Washington Health Care Facilities Authority RB for Swedish Health Services Series 2011 A (A+/A2)
8,500,000	6.250	11/15/41	9,134,610

			35,024,989

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
West Virginia — 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa2)(b)
$4,000,000	5.375%	12/01/38	$4,089,240

Wisconsin — 2.0%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	6,335,923
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,509,495
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	5,703,374
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	2,025,518
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-/NR)
3,000,000	5.100	03/01/25	3,014,550
3,800,000	5.250	03/01/35	3,623,566
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
2,000,000	5.250	08/15/31	1,914,900
24,175,000	5.250	08/15/34	22,859,155
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
3,145,000	5.125	08/15/33	2,932,807
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,256,449
2,385,000	5.800	08/01/29	2,271,378
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
10,220,000	5.125	08/15/30	9,765,005

			63,212,120

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$3,029,246,178

Other Municipal Debt Obligations — 1.5%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/Ba2)(c)(h)
$7,000,000	9.560%	06/30/50	$6,020,280
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba2)(b)(c)
4,000,000	5.200	09/30/14	3,120,200
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba3)(b)(c)
3,000,000	5.400	09/30/14	1,980,150
3,000,000	5.800	09/30/19	2,040,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipal Debt Obligations — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT) (NR/Ba1)(b)(c)
$6,000,000	4.900%	09/30/14	$4,921,140
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (AMT) (NR/Ba3)(b)(c)
13,000,000	9.750	09/30/12	10,660,390
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/B1)(b)(c)
6,000,000	5.900	09/30/20	3,360,240
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba1)(b)(c)
8,000,000	5.125	09/30/15	6,640,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba2)(b)(c)
8,000,000	5.300	09/30/15	5,600,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(b)(c)
4,000,000	4.950	09/30/12	3,400,600
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(c)
3,000,000	5.500	09/30/15	1,920,210

			49,664,640

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$49,664,640

Shares	Description	Value
Common Stock — 0.0%
280	Delta Air Lines, Inc.(i)	$2,265

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 1.4%
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(b)
$3,400,000	0.020%	01/03/12	$3,400,000

Delaware — 0.2%
University of Delaware VRDN RB Series 2004 B (A-1/NR)(b)
5,310,000	0.080	01/03/12	5,310,000

Illinois — 0.2%
Chicago Illinois GO VRDN Refunding Project Series 2003 B-1 RMKT 3/18/09 (A-1/Aa3)(b)
1,075,000	0.080	01/03/12	1,075,000
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1/VMIG1)(b)
4,960,000	0.080	01/03/12	4,960,000

			6,035,000

Maryland — 0.1%
Montgomery County VRDN GO Bonds Refunding for Consolidated Public Improvement Anticipation Notes Series 2006 B (A-1+/VMIG1)(b)
3,400,000	0.040	01/03/12	3,400,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Massachusetts — 0.2%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(b)
$4,200,000	0.090%	01/03/12	$4,200,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 1999 G (LIQ - Wellesley College) (A-1+/VMIG1)(b)
3,000,000	0.040	01/03/12	3,000,000

			7,200,000

Missouri — 0.0%
Missouri State Health & Educational Facilities Authority VRDN Educational Facilities RB for Washington University Series 2004 A (A-1+/VMIG1)(b)
1,800,000	0.050	01/03/12	1,800,000

New York — 0.3%
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of National History Series 2008 A-1 (A-1/VMIG1)(b)
1,400,000	0.080	01/03/12	1,400,000
New York City VRDN GO Bonds Series 1994 E-5 (LOC - JPMorgan Chase Bank N.A.) (A-1+/VMIG1)(b)
3,500,000	0.050	01/03/12	3,500,000
New York City VRDN GO Bonds Subseries 1993 A-7 (LOC - JPMorgan Chase Bank N.A.) (A-1/VMIG1)(b)
1,100,000	0.050	01/03/12	1,100,000
New York City VRDN GO Bonds Subseries 1993 A-7 (LOC - JPMorgan Chase Bank N.A.) (A-1+/VMIG1)(b)
2,000,000	0.050	01/03/12	2,000,000
New York City VRDN GO Bonds Subseries 1993 E-2 (LOC - JPMorgan Chase Bank N.A.) (A-1+/VMIG1)(b)
200,000	0.050	01/03/12	200,000

			8,200,000

Texas — 0.2%
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1/VMIG1)(b)
6,200,000	0.060	01/03/12	6,200,000

Virginia — 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 C (ST APPROP) (A-1+/VMIG1)(b)
2,200,000	0.050	01/03/12	2,200,000

TOTAL SHORT-TERM INVESTMENTS			$43,745,000

TOTAL INVESTMENTS — 98.4%			$3,122,658,083

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%			49,699,866

NET ASSETS — 100.0%			$3,172,357,949

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(b) Securities with ‘‘put’’ features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2011.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $127,300,640, which represents approximately 4.0% of net assets as of December 31, 2011.

(d) Issued with zero coupon. Income is recognized through the accretion of discount.

(e) Security is currently in default.

(f) Zero coupon bond until next reset date.

(g) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2011.

(i) Non-income producing security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by ACE Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BNY	— Insured by the Bank of New York Mellon Corp.
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA INS	— Insured by Federal Housing Administration
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CORP	— General Obligation of Corporation
GO OF CITY	— General Obligation of City
GTY AGMT	— Guaranteed Agreement
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PILOT	—	Payment in lieu of taxes
Q-SBLF	—	Qualified School Board Loan Fund
Radian	—	Insured by Radian Asset Assurance
Radian IBCC	—	Insured by Radian Asset Insurance Bond Custodial Certificate
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
RR	—	Revenue Refunding
ST APPROP	—	State Appropriation
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526 -7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit Spread at
		Notional	Received		December 31,
		Amount	(Paid) by the	Termination	2011(a)	Unrealized
Counterparty	Referenced Obligation	(000’s)	Fund	Date	(basis points)	Gain (Loss)(b)

Protection Sold:
JPMorgan Chase Bank N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$10,000	1.700%	06/20/21	270	$(534,388)
	Illinois State GO Bonds Series A, 5.000%, 06/01/29	10,000	1.830	06/20/21	297	(574,023)

TOTAL						$(1,108,411)

(a) A credit spread on the Referenced Obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b) There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,356,613,387

Gross unrealized gain	215,318,551
Gross unrealized loss	(449,273,855)

Net unrealized security loss	$(233,955,304)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 94.9%
Alabama — 1.4%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$1,000,000	11.950%	11/03/16	$1,444,260
Alabama State Port Authority RB for Docks Facilities Series 2010 (BBB+/NR)
2,500,000	5.750	10/01/30	2,660,350
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,678,932
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	604,388
100,000	5.000	11/15/21	102,676
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BB+/NR)
2,400,000	5.250	06/01/37	1,769,256

			8,259,862

Alaska — 0.2%
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/WR)(d)
1,000,000	5.125	05/01/14	1,107,380

Arizona — 1.5%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(b)
2,170,000	1.100	02/02/15	2,016,755
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,465,298
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa2)(b)
2,000,000	5.500	06/01/14	2,169,960
Northern Arizona University RB Series 2003 (FGIC) (A+/A1)(d)
1,235,000	5.500	06/01/14	1,380,569
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
500,000	5.000	01/01/26	500,545

			8,533,127

Arkansas — 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AA+/NR)
505,000	5.500	07/01/23	536,421

California — 20.0%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,314,400
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,423,600
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,148,870

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (A+/WR)
$1,000,000	5.750%	09/01/23	$1,046,600
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AA-/Aa2)
2,000,000	5.375	10/01/19	2,072,860
California State Various Purpose GO Bonds Series 2009 (A-/A1)
5,000,000	5.250	10/01/25	5,668,150
5,000,000	6.500	04/01/33	5,994,000
2,750,000	6.000	04/01/38	3,103,595
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,451,700
1,500,000	5.500	03/01/40	1,616,220
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,492,414
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,216,620
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AA-/Aa3)
155,000	5.250	10/01/19	166,837
Chabot-Las Positas Community College District GO for Capital Appreciation Series 2006 C (AMBAC) (AA-/Aa2)(e)
6,340,000	0.000	08/01/35	1,527,433
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(e)
6,500,000	0.000	06/01/34	1,781,910
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
425,000	5.000	09/01/36	357,667
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
410,000	5.000	09/01/36	368,713
Foothill-De Anza California Community College District GO Bonds for Capital Appreciation Series 2007 B (AMBAC) (AA/Aaa)(e)
11,235,000	0.000	08/01/36	2,898,742
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,502,440
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (B/NR)(e)
35,000,000	0.000	06/01/47	1,215,200
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (B-/NR)(e)
19,500,000	0.000	06/01/47	179,400

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AA+/Aaa)(d)
$350,000	7.875%	06/01/13	$386,106
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AA+/Aaa)(d)
650,000	7.875	06/01/13	717,054
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BB+/B3)
5,000,000	5.000	06/01/33	3,486,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA-/Aa3)
3,500,000	5.000	06/01/35	3,466,470
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,150,000	5.000	06/01/29	1,136,787
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BB+/B3)
3,300,000	5.750	06/01/47	2,385,372
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
5,000,000	5.000	06/01/45	4,626,550
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AA-/Aa3)(d)
1,200,000	5.250	08/01/13	1,292,112
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	561,192
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	5,549,200
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA-/Aa3)(e)
2,000,000	0.000	08/01/37	408,400
4,500,000	0.000	08/01/38	861,300
4,500,000	0.000	08/01/39	807,210
Menlo Park California GO Bonds Series 2002 (AAA/Aaa)(d)
1,000,000	5.250	08/01/12	1,027,280
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(e)
1,205,000	0.000	08/01/26	526,007
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	1,992,218
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
3,500,000	6.125	11/01/29	3,754,450
1,750,000	6.500	11/01/39	1,992,218
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(f)
10,000,000	0.000	08/01/35	5,629,200

Principal	Interest		Maturity
Amount	Rate		Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
$2,500,000	6.750%		11/01/39	$2,601,175
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)
2,150,000	0.000	(e)	08/01/31	678,562
4,150,000	0.000	(e)	08/01/32	1,215,244
3,500,000	0.000	(e)	08/01/33	951,475
6,450,000	0.000	(f)	08/01/38	4,786,416
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(g)
3,000,000	0.883		12/01/35	1,853,190
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AA+/Aa1)
3,000,000	5.000		05/01/30	3,126,450
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000		05/01/33	5,268,050
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(e)
5,000,000	0.000		07/01/39	938,350
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (AGM) (AA-/Aa3)
55,000	5.375		08/01/21	56,260
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa2)(e)
1,605,000	0.000		01/15/26	556,887
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(e)
8,000,000	0.000		06/01/36	834,400
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
1,865,000	5.000		09/01/37	1,678,407
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250		06/01/34	313,329
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (BBB/Baa2)
725,000	5.250		09/01/19	720,889
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A+/WR)(e)
1,175,000	0.000		08/01/25	550,875

				117,282,556

Colorado — 1.0%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
800,000	5.000		03/01/25	814,664

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
$1,150,000	5.000%	12/01/35	$987,999
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (BBB/Baa2)(e)
5,000,000	0.000	09/01/27	1,825,650
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,437,952

			6,066,265

District of Columbia — 1.3%
District of Columbia Tobacco Settlement Financing Corp. RB Asset- Backed Bonds Series 2001 (BBB/A1)
540,000	6.250	05/15/24	540,842
District of Columbia Tobacco Settlement Financing Corp. RB Asset- Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,055,940
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA/Aa2)
5,000,000	6.000	10/01/35	5,825,850

			7,422,632

Florida — 9.0%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (BBB+/NR)
1,670,000	5.000	05/01/19	1,701,663
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,370,000	6.000	05/01/35	2,331,796
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,225,000	5.750	05/01/35	2,133,886
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,121,544
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
925,000	5.375	05/01/36	806,110
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AA-/Aaa)(d)
1,000,000	5.250	08/15/14	1,121,400
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
535,000	5.000	05/01/21	532,994
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (BBB/Baa2)
125,000	4.750	10/01/36	103,999
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (BBB/Baa2)
1,510,000	5.800	05/01/16	1,491,744
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,540,000	6.000	05/01/34	1,536,088

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
$1,000,000	6.250%	10/01/31	$1,139,840
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (BBB+/Baa2)
2,755,000	5.375	05/01/22	2,789,713
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,785,000	5.750	05/01/35	1,718,366
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	308,151
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,315,000	5.875	05/01/35	2,179,202
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,558,275
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
1,185,000	5.375	05/01/30	990,980
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
915,000	6.000	05/01/35	875,133
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA-/Aa3)
1,200,000	6.000	02/01/30	1,307,616
1,500,000	6.000	02/01/31	1,626,480
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A-/NR)
500,000	5.250	10/01/13	533,840
425,000	5.250	10/01/14	457,844
575,000	5.250	10/01/16	636,013
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,037,490
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA-/Aa3)
1,250,000	5.375	10/01/40	1,310,713
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(d)
1,620,000	7.125	11/01/16	1,900,211
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
925,000	5.500	05/01/36	849,557
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
625,000	5.450	05/01/36	575,269
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,207,920
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa2)
250,000	4.625	10/01/30	221,385

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A-/Baa2)
$1,395,000	4.500%	05/01/18	$1,529,799
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
910,000	5.350	05/01/35	818,290
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
4,410,000	5.850	05/01/35	4,246,830
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,240,000	6.100	05/01/34	2,245,510
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,775,000	5.250	05/01/37	1,686,711
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	932,421

			52,564,783

Georgia — 0.1%
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
365,000	5.500	01/01/34	331,303
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)(d)
5,000	6.000	03/01/12	5,046

			336,349

Guam — 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
600,000	5.375	12/01/24	626,862
850,000	5.625	12/01/29	883,736
750,000	5.750	12/01/34	770,550

			2,281,148

Idaho — 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,115,300

Illinois — 4.9%
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	496,169
Chicago Illinois Sales Tax RB Series 2011 A (AAA/Aa2)
2,000,000	5.000	01/01/41	2,102,760
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
1,250,000	6.250	11/15/13	1,252,775
Chicago Single Family Mortgage RB Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AA+/Aaa)
800,000	6.250	10/01/32	808,072
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Baa3)(b)
2,300,000	5.500	02/28/14	2,306,118

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
$350,000	6.250%	02/01/33	$378,165
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
400,000	5.125	01/01/25	360,700
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	399,524
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,426,663
Illinois State GO Bonds First Series 2002 (NATL-RE) (A+/A1)
3,000,000	5.375	07/01/19	3,048,990
Illinois State GO Bonds Series 2003 (NATL-RE) (A+/A1)
2,500,000	5.000	06/01/19	2,623,725
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA-/Aa2)
2,725,000	9.000	11/01/16	3,534,870
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,209,409
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA-/NR)
2,320,000	5.500	03/01/32	2,413,635
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AA-/NR)(e)
6,500,000	0.000	12/01/25	3,393,065

			28,754,640

Indiana — 1.7%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa3)
2,000,000	5.250	08/01/36	1,837,200
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (BBB/Baa2)
300,000	4.250	07/01/13	300,738
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(a)(c)
205,000	24.640	05/01/15	392,981
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (NR/Aa3)
325,000	4.950	10/15/12	325,998
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	713,990
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AA-/Aa3)(b)
3,500,000	5.000	08/15/13	3,720,815
Jasper County PCRB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (BBB/Baa2)
650,000	5.850	04/01/19	731,842

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
$275,000	4.650%	07/05/13	$291,266
Princeton Indiana Sewer Works RB Refunding Series 2003 (NR/NR)
275,000	4.500	05/01/13	275,704
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,433,614

			10,024,148

Iowa — 0.5%
Coralville Iowa COPS Series 2006 D (NR/A1)
1,325,000	5.250	06/01/22	1,431,782
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (BBB/B2)
1,875,000	5.375	06/01/38	1,392,393

			2,824,175

Kentucky — 1.9%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
3,000,000	5.000	02/01/40	3,041,670
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(c)
470,000	15.090	11/11/14	663,960
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/WR)(d)
1,085,000	6.000	10/01/13	1,198,936
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/Baa2)
2,165,000	6.000	10/01/18	2,293,536
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A-/Baa1)
3,750,000	6.125	02/01/37	3,883,087

			11,081,189

Louisiana — 1.5%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	693,536
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,596,531
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA-/Aa3)
1,230,000	5.250	08/01/28	1,382,508
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,051,970

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — (continued)
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA-/Aa3)
$1,350,000	6.000%	01/01/23	$1,574,923
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (A-/A3)
1,220,000	5.875	05/15/39	1,222,818

			8,522,286

Maryland — 1.5%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,115,000	6.500	07/01/31	1,118,535
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
270,000	5.600	07/01/20	270,254
555,000	5.700	07/01/29	540,037
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	529,595
750,000	5.500	08/15/33	775,717
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
2,000,000	5.250	12/01/12	2,046,180
1,025,000	5.375	12/01/14	1,073,288
500,000	5.625	12/01/16	534,695
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,770,930

			8,659,231

Massachusetts — 2.7%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AA+/Aa1)(d)
1,000,000	5.000	07/01/14	1,109,590
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,788,650
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/Aa3)
1,965,000	6.350	01/01/30	2,080,011
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,027,420
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA-/Aa3)
3,750,000	5.250	07/01/12	3,759,413

			15,765,084

Michigan — 0.9%
Michigan Higher Education Student Loan Authority RB Series 2003 17-1 (AMT) (AMBAC) (AA/A1)
5,000,000	5.200	03/01/24	5,096,900

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Pontiac Tax Increment Finance Authority RB Tax Allocation Unrefunded Balance for Development of Area No. 3 Series 2002 (ACA) (CCC/NR)
$360,000	5.375%	06/01/17	$256,720

			5,353,620

Minnesota — 0.8%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,698,165
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB+/A3)
2,900,000	5.250	05/15/36	2,915,863

			4,614,028

Mississippi — 0.1%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
500,000	5.375	10/01/33	552,340

Missouri — 0.9%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	274,658
4,125,000	5.000	06/01/35	4,150,451
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,131,240

			5,556,349

Nevada — 0.8%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB+/Baa2)(b)
765,000	5.450	03/01/13	800,466
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AA-/Aa2)
800,000	5.500	06/15/13	853,408
Henderson Nevada Local Improvement District No. T-14 Limited Obligation Special Assessment Refunding Senior Series 2007 A (AGM) (AA-/Aa3)
815,000	4.250	03/01/12	817,771
North Las Vegas Nevada Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
625,000	4.850	12/01/15	630,056
1,390,000	5.100	12/01/22	1,329,396
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa2)
250,000	4.450	07/01/12	250,640

			4,681,737

New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/WR)(d)
1,000,000	5.250	08/15/13	1,078,650
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (A-2/NR)(b)
1,250,000	5.200	05/01/27	1,281,837

			2,360,487

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — 4.8%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
$360,000	5.000%	09/01/34	$372,211
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AA-/Aa3)
1,000,000	6.000	12/15/34	1,116,350
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A+/A1)
4,000,000	5.500	12/15/29	4,412,680
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)
2,000,000	5.600	11/01/34	2,097,380
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	601,518
175,000	5.500	07/01/30	175,990
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,518,925
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA-/Aa3)
3,000,000	6.125	06/01/30	3,191,310
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AMT) (AA/Aa2)
700,000	6.150	10/01/23	755,055
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,935,186
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A+/A1)
2,450,000	5.500	06/15/41	2,662,293
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AA+/Aaa)(d)
2,370,000	6.000	06/01/12	2,425,387
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (B-/NR)(e)
11,250,000	0.000	06/01/41	497,700
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(d)
300,000	6.750	06/01/13	326,895
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/B1)
3,015,000	4.625	06/01/26	2,516,078
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB-/B2)
3,000,000	5.000	06/01/29	2,373,390

			27,978,348

New Mexico — 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB-/Baa3)
2,500,000	5.900	06/01/40	2,558,000
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,090,020

			3,648,020

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — 3.5%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AA-/Aa3)
$6,500,000	5.750%	05/01/26	$7,530,250
4,500,000	5.750	05/01/29	5,154,660
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	465,488
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BBB-/NR)
2,045,000	5.000	11/01/12	2,098,968
New York Mortgage Agency RB for Homeowner Mortgage Series 2003 — 109 (AMT) (NR/Aa1)
900,000	4.800	10/01/23	907,704
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (BBB/A3)
1,500,000	5.500	11/01/14	1,662,075
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	182,257
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,792,556

			20,793,958

North Carolina — 0.8%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,206,320
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)
500,000	5.375	01/01/16	519,755
850,000	5.375	01/01/17	884,008
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA-/Aa3)
500,000	6.000	01/01/19	585,315
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (ETM) (NR/NR)(d)
145,000	5.500	01/01/13	152,350
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Series 2003 A (A/A2)
305,000	5.500	01/01/13	319,744

			4,667,492

North Dakota — 0.4%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
2,250,000	5.125	07/01/25	2,258,483

Ohio — 0.3%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/B3)
440,000	5.125	06/01/24	333,868
2,000,000	5.875	06/01/30	1,484,380

			1,818,248

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
$240,000	5.000%	12/01/27	$215,834
140,000	5.125	12/01/36	120,707

			336,541

Oregon — 0.7%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A3)
1,500,000	8.250	01/01/38	1,846,245
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Series 2002 (NR/NR)(d)
1,255,000	6.125	09/01/12	1,315,529
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB-/NR)
745,000	6.125	09/01/22	754,908

			3,916,682

Pennsylvania — 1.2%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa2)
2,000,000	7.500	09/01/26	2,442,720
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A2)(d)
150,000	5.375	11/15/14	170,011
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (A-/A1)
2,000,000	6.250	11/01/31	2,013,320
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A3)
2,500,000	4.000	10/01/23	2,469,875
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A2)(d)
225,000	5.375	11/15/14	253,647

			7,349,573

Puerto Rico — 6.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
3,635,000	6.125	07/01/24	4,149,716
2,000,000	6.000	07/01/38	2,107,400
2,500,000	6.000	07/01/44	2,608,950
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB/Baa1)
3,000,000	6.500	07/01/37	3,305,760
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (BBB/Baa1)
2,000,000	6.000	07/01/27	2,149,740
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Baa2)
900,000	5.250	07/01/18	933,804
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB/Baa1)(b)
1,480,000	5.000	07/01/12	1,504,331

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (BBB-/Baa2)(b)
$5,400,000	5.750%	02/01/12	$5,415,984
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)
2,500,000	6.000	08/01/39	2,756,700
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(f)
13,000,000	0.000	08/01/32	12,230,660

			37,163,045

South Carolina — 0.9%
City of Columbia Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
2,500,000	5.000	02/01/41	2,722,325
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,352,825

			5,075,150

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	525,855
300,000	5.250	07/01/38	308,796

			834,651

Tennessee — 1.3%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,774,982
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,685,123
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)
1,000,000	4.850	06/01/25	1,021,790
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,057,181

			7,539,076

Texas — 13.2%
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB/Baa3)(g)
1,250,000	5.375	04/01/19	1,259,375
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,811,826
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (AMT) (NATL-RE) (A+/A1)
845,000	6.250	11/01/28	846,166

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (AGM) (AA-/Aa3)
$2,015,000	5.750%	09/01/27	$2,037,609
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)(d)
1,000,000	5.125	08/15/12	1,011,520
Grand Prairie Texas Independent School District GO Bonds Series 2003 (AGM) (AA+/Aa3)(d)
1,000,000	5.375	02/15/13	1,056,130
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.650	04/01/32	1,002,050
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	706,517
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	10,802,400
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,074,320
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,251,500
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,449,266
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (BBB/Baa2)(b)
2,500,000	5.200	05/01/30	2,543,925
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	149,991
235,000	5.625	02/15/35	223,478
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA/NR)
1,160,000	5.500	08/15/21	1,187,666
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT) (A-2/NR)(b)
1,000,000	6.000	08/01/13	1,070,950
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(f)
1,000,000	0.000	09/01/43	579,290
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,911,175
1,100,000	6.250	01/01/39	1,202,619
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)
1,000,000	5.500	09/01/41	1,103,090
1,000,000	6.000	09/01/41	1,148,460
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(f)
6,000,000	0.000	01/01/43	5,716,200

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
$5,000,000	5.750%	01/01/40	$5,252,650
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,581,610
1,000,000	5.500	02/01/29	1,108,350
1,670,000	5.500	02/01/31	1,841,893
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,390,120
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	3,078,239
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
5,000,000	5.750	10/01/21	5,075,550
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa2)
1,715,000	5.250	02/01/25	1,879,074
1,900,000	5.250	02/01/27	2,062,678
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
425,000	5.125	05/15/37	377,332
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa1)
3,000,000	6.250	12/15/26	3,259,140
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(d)
900,000	5.000	07/01/15	1,026,126

			77,078,285

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,871,765

Utah — 1.0%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB+/Baa2)
2,000,000	5.700	11/01/26	2,014,000
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,055,000	5.875	07/01/39	2,127,110
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,650,000	5.900	07/01/36	1,710,423

			5,851,533

Virginia — 1.1%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (BBB/Baa2)(d)
1,850,000	5.250	07/15/13	1,988,010
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
2,940,000	6.250	07/01/31	3,192,311

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
$1,000,000	7.750%	07/01/38	$1,140,290

			6,320,611

Washington — 2.9%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)(c)
700,000	13.669	12/14/17	1,181,397
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(c)
730,000	13.675	12/14/17	1,201,142
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A-/Baa2)
2,000,000	5.000	12/01/30	2,021,800
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
2,000,000	5.000	12/01/30	2,099,640
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa1)
3,165,000	6.625	06/01/32	3,209,342
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	591,940
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	271,580
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	271,580
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
3,000,000	6.500	11/15/33	3,161,640
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,029,610

			17,039,671

West Virginia — 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,031,800
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000	5.500	06/01/39	1,046,320

			3,078,120

Wisconsin — 1.1%
Badger Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2002 (AA+/Aaa)(d)
1,000,000	6.375	06/01/12	1,024,890
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (NATL-RE) (BBB/Baa2)
3,330,000	5.875	08/15/26	3,330,666
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	367,170

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
$100,000	5.000%	05/15/36	$92,069
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000	5.250	08/15/31	1,675,537

			6,490,332

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$555,364,721

Other Municipal Debt Obligation — 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(c)
$2,000,000	5.500%	09/30/15	$1,280,140

Short-Term Investments — 3.4%
Illinois — 0.7%
Chicago Illinois GO VRDN Project Series 2003 B-1 RMKT 3/18/09 (A-1/Aa3)(b)
$1,200,000	0.080%	01/03/12	$1,200,000
Chicago Illinois GO VRDN Project Series 2003 B-3 RMKT 3/18/09 (A-1/Aa3)(b)
1,100,000	0.080	01/03/12	1,100,000
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1/VMIG1)(b)
2,090,000	0.080	01/03/12	2,090,000

			4,390,000

Massachusetts — 0.2%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(b)
1,300,000	0.090	01/03/12	1,300,000

Mississippi — 0.4%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron U.S.A., Inc. Project Series 2011 A (A-1+/VMIG1)(b)
2,100,000	0.030	01/03/12	2,100,000

Missouri — 0.6%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 1996 C (GO OF INSTN) (A-1/VMIG1)(b)
1,300,000	0.030	01/03/12	1,300,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1+/VMIG1)(b)
1,500,000	0.050	01/03/12	1,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (A-1+/VMIG1)(b)
500,000	0.050	01/03/12	500,000

			3,300,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New York — 1.1%
New York City GO Bonds Subseries B-3 (LOC - JPMorgan Chase Bank N.A.) (A-1+/VMIG1)(b)
$600,000	0.050%	01/03/12	$600,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 C (LOC - Morgan Stanley Bank) (A-1/VMIG1)(b)
1,400,000	0.070	01/03/12	1,400,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subseries 2002-C5 (AAA/VMIG1)(b)
1,800,000	0.080	01/03/12	1,800,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-C (LIQ - JPMorgan Chase Bank N.A.) (A-1/VMIG1)(b)
2,500,000	0.070	01/03/12	2,500,000

			6,300,000

Texas — 0.1%
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1/VMIG1)(b)
720,000	0.060	01/03/12	720,000

Virginia — 0.3%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 B (ST APPROP) (A-1+/VMIG1)(b)
1,800,000	0.050	01/03/12	1,800,000

TOTAL SHORT-TERM INVESTMENTS			$19,910,000

TOTAL INVESTMENTS — 98.5%			$576,554,861

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			8,723,210

NET ASSETS — 100.0%			$585,278,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(b) Securities with “put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2011.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,163,880, which represents approximately 1.1% of net assets as of December 31, 2011.

(d) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e) Issued with zero coupon. Income is recognized through the accretion of discount.

(f) Zero coupon bond until next reset date.

(g) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2011.

(h) Security is currently in default.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BNY	—	Insured by the Bank of New York Mellon Corp.
CAL MTG INS	—	Insured by California Mortgage Insurance
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF DIST	—	General Obligation of District
GO OF INSTN	—	General Obligation of Institution
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
ST APPROP	—	State Appropriation
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$551,682,650

Gross unrealized gain	40,817,281
Gross unrealized loss	(15,945,070)

Net unrealized security gain	$24,872,211

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 97.8%
Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/Aa2)
$11,400,000	4.000%	03/01/17	$12,936,036
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,000,000	5.000	08/01/17	6,024,100
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AA+/WR)(a)
5,000,000	5.000	01/01/13	5,231,350
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,499,447
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
500,000	5.000	02/01/12	501,145
1,000,000	5.000	02/01/13	1,031,330
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AA+/Aaa)(a)
5,000,000	5.250	08/01/12	5,126,450
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
1,925,000	3.000	08/15/12	1,945,424
2,345,000	3.000	08/15/13	2,398,114
2,795,000	3.500	08/15/14	2,895,313
3,300,000	4.000	08/15/15	3,490,905
3,850,000	3.000	08/15/16	3,962,112

			47,041,726

Alaska — 0.3%
North Slope Borough Alaska GO Bonds Series 2001 A (NATL-RE) (AA-/Aa3)(b)
1,200,000	0.000	06/30/12	1,195,584
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BBB-/Ba1)
7,315,000	4.625	06/01/23	6,974,340

			8,169,924

Arizona — 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)
2,150,000	1.199	01/01/37	1,426,332
Arizona Health Facilities Authority Hospital RB for Catholic Healthcare West Series 2009 E (A/A2)(c)
2,000,000	5.000	07/02/12	2,042,440
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)
4,500,000	1.100	02/02/15	4,182,210
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (NR/NR)(c)
10,000,000	1.100	02/02/15	9,293,800
Goodyear Arizona McDowell Road Commercial Corridor Improvement District Special Assessment Series 2007 A (AMBAC) (A-/A1)
1,225,000	5.250	01/01/12	1,225,000
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB-/Baa3)(c)
5,000,000	4.000	06/01/15	5,068,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB/Baa2)(c)
$4,500,000	6.000%	05/01/14	$4,905,225
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB/Baa2)(c)
1,000,000	6.000	05/01/14	1,090,050
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,192,050
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa2)(c)
3,000,000	5.500	06/01/14	3,254,940
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
4,000,000	2.500	07/01/13	4,125,160
Phoenix Civic Improvement Corp. RB Refunding Junior Lien Series 2009 B (AAA/Aa2)
1,000,000	3.000	07/01/12	1,013,330
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,303,884

			47,122,671

California — 12.7%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (A/A2)
3,000,000	5.000	08/01/16	3,331,680
Alameda Corridor Transportation Authority Senior Lien RB for Capital Appreciation Series 1999 A (NATL-RE) (A-/A3)
1,000,000	5.125	10/01/16	1,002,840
Alameda Corridor Transportation Authority Tax-Exempt Lien RB Refunding for Capital Appreciation Series 2004 B (AMBAC) (BBB+/Baa2)(b)
7,790,000	0.000	10/01/12	7,662,244
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(c)
2,500,000	5.000	07/01/14	2,699,575
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(c)
5,000,000	5.000	10/16/14	5,454,700
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa2)
1,000,000	5.000	02/01/12	1,002,690
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
10,885,000	5.000	05/01/13	11,553,557
8,000,000	5.000	05/01/14	8,806,560
15,585,000	4.000	05/01/16	17,571,931
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(c)
40,940,000	5.000	07/01/14	44,987,328
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AA+/Aaa)(a)
255,000	5.250	07/01/14	284,855
California State Economic Recovery GO Bonds Series 2004 A (ETM) (NATL-RE FGIC) (A+/Aa3)
2,650,000	5.250	07/01/14	2,942,110

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
$890,000	5.250%	07/01/14	$988,105
California State GO Bonds Refunding Series 2002 (A-/A1)
2,000,000	5.000	02/01/12	2,006,760
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,277,650
California State GO Bonds Series 1993 (FGIC-TCRS) (A-/A1)
4,150,000	4.750	09/01/23	4,162,574
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,086,620
California State Public Works Board Lease RB for Department of Mental Health Series 2004 A (BBB+/A2)
4,185,000	5.250	06/01/14	4,538,842
California State Public Works Board Lease RB for Various Judicial Council Projects Series 2011 D (BBB+/A2)
11,685,000	2.000	12/01/14	11,763,991
California State Various Purpose GO Bonds Series 2005 (A-/A1)
3,850,000	5.000	03/01/13	4,044,733
California State Various Purpose GO Bonds Series 2006 (A-/A1)
2,500,000	5.000	03/01/14	2,716,050
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
15,775,000	4.000	06/15/13	16,489,134
41,405,000	5.000	06/15/13	43,872,738
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/WR)(c)
1,000,000	3.850	06/01/12	1,014,250
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,426,500
Cutler-Orosi Joint Unified School District GO Bonds Series 2004 A (NATL-RE) (A+/Baa2)(b)
565,000	0.000	08/01/24	277,709
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1+/A2)(b)
13,300,000	0.000	09/01/15	12,213,390
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
550,000	5.000	08/15/12	560,774
250,000	5.000	08/15/14	264,395
Folsom Cordova Unified School District GO for School Facilities Improvement Series 2007 A (NATL-RE) (A+/A1)(b)
3,290,000	0.000	10/01/24	1,665,628
2,275,000	0.000	10/01/28	858,517
Folsom Cordova Unified School District GO for School Facilities Improvement Series 2009 B (ASSURED GTY) (AA-/Aa3)(b)
1,900,000	0.000	10/01/33	508,117
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AA+/Aaa)(a)
2,000,000	6.750	06/01/13	2,174,840
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BBB-/B3)
18,670,000	4.500	06/01/27	15,386,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AA+/Aaa)(a)
$7,000,000	5.500%	06/01/13	$7,489,580
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AMBAC) (AA+/Aaa)(a)
5,000,000	5.000	06/01/13	5,314,750
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,150,000	5.000	06/01/12	1,164,168
Grant Joint Union High School District GO Bond Series 2008 (AGM) (NR/Aa3)(b)
1,950,000	0.000	08/01/26	885,671
4,000,000	0.000	08/01/27	1,690,000
4,565,000	0.000	08/01/28	1,801,486
2,225,000	0.000	08/01/29	816,085
2,465,000	0.000	08/01/30	840,195
2,575,000	0.000	08/01/31	811,151
6,080,000	0.000	08/01/32	1,780,406
4,780,000	0.000	02/01/33	1,331,087
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
280,000	3.000	09/02/12	284,220
225,000	3.000	09/02/13	231,291
300,000	3.000	09/02/14	309,588
300,000	3.000	09/02/15	309,396
500,000	3.000	09/02/16	511,585
400,000	3.250	09/02/17	408,296
750,000	3.625	09/02/18	768,952
King City Union School District for Capital Appreciation Series 1998 C (AMBAC) (A+/WR)(b)
160,000	0.000	08/01/25	73,651
Kings River Conservation District COPS for Peaking Project Series 2004 (NR/Baa1)
300,000	5.000	05/01/12	303,099
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (SP-1+/Aa2)(b)
1,750,000	0.000	09/01/16	1,585,623
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (BBB/Baa2)
540,000	5.500	07/01/17	573,275
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	12,077,700
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa3)
2,385,000	4.000	07/01/13	2,510,499
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
4,010,000	5.000	07/01/12	4,102,992
3,080,000	3.000	07/01/13	3,197,348
3,735,000	3.000	07/01/14	3,921,937
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
2,000,000	5.000	07/01/13	2,135,500

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Unified School District GO Bonds Series 2006 F (FGIC) (AA-/Aa2)
$1,805,000	5.000%	07/01/17	$2,080,804
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,163,690
Natomas Unified School District GO Bonds for Sacramento County, Election of 2006 Series 2007 (NATL-RE FGIC) (BBB+/WR)(b)
4,210,000	0.000	08/01/29	1,236,056
Newark Unified School District GO Bonds for Electric of 1997 Series 2002 D (AGM) (AA-/Aa3)(b)
520,000	0.000	02/01/27	223,553
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,250,000	2.000	08/01/12	1,261,350
1,790,000	3.000	08/01/13	1,846,260
1,235,000	4.000	08/01/14	1,314,225
1,705,000	3.000	08/01/15	1,782,100
Porterville Unified School District GO Bonds for Election of 2002 Series 2002 A (NATL-RE) (A+/Baa2)(b)
730,000	0.000	08/01/26	311,520
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	278,180
Sacramento County San Juan Unified School District GO Bonds for Election of 2002 Series 2004 A (NATL-RE) (A+/Aa2)(b)
2,965,000	0.000	08/01/28	1,149,530
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
1,650,000	0.883	12/01/35	1,019,255
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA-/NR)
850,000	3.000	09/01/12	861,636
445,000	3.000	09/01/13	456,975
465,000	3.000	09/01/14	477,936
715,000	3.000	09/01/15	730,923
1,470,000	3.000	09/01/16	1,502,737
1,515,000	3.000	09/01/17	1,542,649
1,310,000	3.000	09/01/18	1,317,847
San Bernardino County Rialto Unified School District GO Bonds for Election of 2010 Series 2011 A (AGM) (AA-/Aa3)(b)
1,500,000	0.000	08/01/30	517,785
1,625,000	0.000	08/01/31	519,724
San Bernardino County Transportation Authority Sales Tax RB Series 2009 A (SP-1+/MIG1)
1,500,000	4.000	05/01/12	1,518,450
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,062,370
San Diego Unified School District GO Bonds for Election of 2008 Series 2009 A (ASSURED GTY) (AA-/Aa3)(b)
3,210,000	0.000	08/01/31	1,050,344
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA-/Aa3)
4,455,000	5.000	05/01/17	5,177,779

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
San Francisco City & County GO Bonds Refunding Series 2011 R1 (AA/Aa2)
$22,215,000	5.000%	06/15/13	$23,665,195
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
250,000	4.500	08/01/13	254,400
200,000	5.000	08/01/14	207,512
San Jose Redevelopment Agency Tax Allocation for Merged Area Redevelopment Project Series 1993 (NATL-RE) (BBB/Baa1)
2,710,000	6.000	08/01/15	2,877,532
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,187,500
San Marcos Unified School District GO Bonds for Election of 2010 Series 2011 (AA-/Aa2)(b)
2,600,000	0.000	08/01/32	772,070
San Mateo Union High School District GO Bond Anticipation Project Series 2011 (SP-1+/NR)(b)
4,500,000	0.000	02/15/15	4,149,945
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (BBB/B3)
1,600,000	4.750	06/01/23	1,374,496
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2002 A (AA+/Aaa)(a)
4,590,000	5.250	06/01/12	4,683,361
Victor Valley Community College District GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AA-/Aa2)(b)
5,735,000	0.000	08/01/33	1,598,689
Vista Unified School District GO Bonds Refunding Series 2004 B (NATL-RE FGIC) (A+/Aa2)(b)
7,425,000	0.000	08/01/28	2,897,309
William S. Hart Union High School District GO BANS Series 2009 A (A+/NR)(b)
8,500,000	0.000	08/01/33	2,272,305

			379,171,230

Colorado — 0.4%
Denver Colorado Airport System RB Series 2009 A (A+/A1)
500,000	5.000	11/15/12	520,060
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (BBB/Baa2)
4,125,000	5.750	09/01/13	4,323,784
E-470 Public Highway Authority RB Senior Series 1997 B (NATL-RE) (BBB/Baa2)(b)
11,395,000	0.000	09/01/24	5,223,012
E-470 Public Highway Authority RB Senior Series 2000 B (NATL-RE) (BBB/Baa2)(b)
5,000,000	0.000	09/01/22	2,668,650

			12,735,506

Connecticut — 1.8%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa2)
10,000,000	5.000	01/01/13	10,461,700
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa2)
4,325,000	5.000	12/01/13	4,696,215

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Connecticut — (continued)
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa2)
$5,250,000	5.000%	12/15/17	$6,238,260
Connecticut State Health & Educational Facilities Authority RB for Ascension Health Series 1999 B (AA+/Aa1)(c)
1,490,000	3.500	02/01/12	1,493,203
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(c)
19,345,000	5.000	02/12/15	21,785,372
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa2)
2,415,000	5.000	02/15/15	2,729,216
4,730,000	4.000	02/15/16	5,310,276

			52,714,242

Delaware — 0.1%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
1,215,000	4.000	07/01/15	1,318,299

Florida — 5.5%
Alachua County Health Facilities Authority RB for Shands Healthcare Project Series 2010 B (A/A2)
920,000	3.000	12/01/12	932,862
Broward County Florida Port Facilities RB Series 2009 A (A-/A2)
2,765,000	5.000	09/01/12	2,833,904
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA/NR)(a)(e)
5,000,000	8.950	10/01/12	5,417,500
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
2,000,000	5.000	06/01/13	2,106,740
7,500,000	5.000	06/01/14	8,000,175
2,800,000	5.000	06/01/15	3,031,868
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,714,428
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	2,067,872
2,240,000	5.000	08/15/14	2,378,298
2,365,000	5.000	08/15/15	2,535,729
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,468,080
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
13,305,000	5.000	07/01/15	14,629,513
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,310,403
Florida State Department of Transportation GO Bonds for Right-of-Way Acquisition and Bridge Construction Series 2002 (AAA/Aa1)(a)
3,790,000	5.375	07/01/13	3,923,067
Florida State Department of Transportation Turnpike RB Refunding Series 2003 B (AMBAC) (AA-/Aa3)
3,650,000	5.000	07/01/17	3,930,721
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	3,004,121
2,985,000	5.000	10/01/14	3,235,740

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
$420,000	4.000%	10/01/12	$429,311
250,000	4.000	10/01/14	263,530
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
885,000	4.000	10/01/12	904,620
415,000	5.000	10/01/13	439,979
890,000	5.000	10/01/14	964,262
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A2)
265,000	3.000	10/01/12	268,930
290,000	3.000	10/01/13	298,042
290,000	3.000	10/01/14	298,940
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (A+/A1)
1,030,000	4.250	10/01/12	1,054,720
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,311,550
855,000	5.000	06/01/14	913,474
Highlands County Florida Health Facilities Authority RB for Adventist Health System/Sunbelt Obligated Group Series 2002 (AA-/Aa3)(c)
2,450,000	3.950	09/01/12	2,503,925
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,145,960
1,000,000	5.000	11/15/15	1,118,820
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/A1)
3,050,000	5.000	10/01/13	3,251,544
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	4,884,535
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,452,018
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA-/Aa3)
2,000,000	5.000	10/01/14	2,185,540
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,530,484
6,315,000	5.000	11/15/17	7,006,871
6,250,000	5.000	11/15/18	6,929,750
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,316,727
Miami Special Obligation Refunding Series 2011 A (AGM) (AA-/Aa3)
830,000	5.000	02/01/17	918,246
Miami-Dade County School Board COPS Series 2011 B (A/A1)(c)
3,000,000	5.000	05/01/16	3,305,370
Miami-Dade County Special Obligation Refunding Subseries 1997 B (NATL-RE) (BBB/A2)(b)
17,085,000	0.000	10/01/31	5,138,655

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AA-/Aa2)
$1,500,000	5.000%	10/01/13	$1,600,455
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA-/Aa3)
1,665,000	3.000	06/01/12	1,677,204
2,495,000	5.000	06/01/14	2,639,685
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,039,670
Port St. Lucie Florida Utility System RB Series 2003 (NATL-RE) (BBB/Baa2)(a)(b)
3,650,000	0.000	09/01/13	1,256,366
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,029,780
1,400,000	3.000	07/01/14	1,444,520
1,400,000	3.000	07/01/15	1,454,152
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa2)
12,375,000	5.000	10/01/17	14,099,333
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,543,429

			162,141,418

Georgia — 2.9%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
1,700,000	5.700	09/01/13	1,705,661
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
1,530,000	4.000	07/01/16	1,672,458
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
1,000,000	4.000	05/01/13	1,042,940
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,096,033
1,000,000	4.500	07/01/14	1,098,030
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,625,715
2,850,000	5.000	11/01/14	3,202,089
Columbia County Georgia Sales Tax GO Bonds Series 2009 (AA+/Aa1)
1,265,000	4.000	04/01/12	1,276,562
DeKalb County School District GO Bonds Series 2007 (ST AID WITHHLDG) (AA+/Aa1)
10,000,000	5.000	02/01/13	10,491,600
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
200,000	2.000	10/01/14	205,060
1,500,000	5.000	10/01/16	1,746,735
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/WR)
1,025,000	5.000	02/01/12	1,026,917
750,000	5.000	02/01/13	767,692

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
East Point Building Authority RB Refunding for Water and Sewer Project Series 2007 (XLCA) (NR/WR)
$600,000	4.000%	02/01/12	$600,696
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,595,000	3.000	12/01/14	2,705,236
2,500,000	4.000	12/01/15	2,710,425
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,505,453
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,341,922
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	10,676,752
11,495,000	4.000	09/01/17	13,414,090
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	2.500	02/01/13	1,023,530
1,000,000	5.000	02/01/14	1,086,140
Municipal Electric Authority RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)
8,260,000	5.250	11/01/13	8,566,776
Municipal Electric Authority RB Subseries 2010 B (A/A2)
1,200,000	3.000	01/01/12	1,200,000
2,355,000	3.000	01/01/13	2,403,119
1,685,000	3.000	01/01/14	1,748,828
Polk School District GO Bonds for Capital Appreciation Series 2008 (ST AID WITHHLDG) (AA+/Aa1)(b)
1,355,000	0.000	04/01/12	1,351,193
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,819,564

			87,111,216

Guam — 0.5%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-/NR)
1,030,000	5.000	10/01/12	1,047,170
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB-/NR)
1,000,000	5.000	12/01/13	1,044,500
Guam Power Authority RB Subseries 2010 A (BBB-/Ba2)
11,680,000	6.500	10/01/12	11,722,749

			13,814,419

Hawaii — 0.4%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,365,840
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa2)(a)
3,745,000	5.250	09/01/13	4,047,633
Hawaii State Highway RB Series 2011 A (AA+/Aa2)
750,000	3.000	01/01/14	786,600
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)
3,600,000	5.000	07/01/15	3,948,444

			13,148,517

Illinois — 8.9%
Berwyn Illinois GO Bonds Refunding Series 2004 (AMBAC) (NR/WR)
200,000	5.000	12/01/12	205,518
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/Aa3)(b)
2,500,000	0.000	12/01/15	2,273,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/Aa3)(b)
$2,000,000	0.000%	01/01/14	$1,925,040
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA-/Aa3)
5,000,000	5.000	01/01/15	5,475,800
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(c)
3,750,000	5.000	01/01/15	4,054,388
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA-/Aa3)
6,275,000	5.000	01/01/15	6,803,292
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,080,430
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
2,715,000	6.250	11/15/13	2,721,027
Illinois Educational Facilities Authority RB for University of Chicago RMKT 7/01/09 Series 1998 (AA/Aa1)(c)
3,000,000	3.375	02/03/14	3,144,480
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(c)
2,000,000	1.875	02/12/15	2,049,620
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A-/A1)(c)
2,250,000	2.125	07/01/14	2,263,343
Illinois Finance Authority RB for Art Institute of Chicago Series 2010 B (A+/A1)
5,250,000	4.000	07/01/15	5,452,807
Illinois Finance Authority RB for Northwestern University Series 2008 (AAA/Aaa)(c)
10,500,000	1.200	03/01/13	10,585,575
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
1,000,000	3.000	04/01/12	1,005,860
5,110,000	3.000	04/01/13	5,244,444
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,808,607
5,000,000	5.000	05/15/14	5,234,300
4,400,000	5.250	05/15/15	4,647,676
Illinois Health Facilities Authority RB for Advocate Health Care Network Series 2003 A (AA/Aa2)(c)
1,610,000	4.375	07/01/14	1,722,668
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,519,852
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,375,000	4.000	06/15/17	2,678,976
Illinois State GO Bonds First Series 2001 (AGM) (AA-/Aa3)
1,900,000	5.500	05/01/15	2,123,706
Illinois State GO Bonds Refunding Series 2006 (A+/A1)
7,750,000	5.000	01/01/15	8,475,633
Illinois State GO Bonds Refunding Series 2009 A (A+/A1)
16,000,000	4.000	09/01/20	16,771,040

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois State GO Bonds Refunding Series 2010 (A+/A1)
$5,020,000	5.000%	01/01/17	$5,645,291
11,800,000	5.000	01/01/18	13,410,228
15,890,000	5.000	01/01/20	17,975,880
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA-/Aa3)
6,725,000	5.000	01/01/15	7,358,764
Illinois State GO Bonds Series 2002 (AGM) (AA-/Aa3)
12,400,000	5.125	04/01/18	12,504,036
Illinois State GO Bonds Series 2002 (NATL-RE) (A+/A1)
2,710,000	5.500	08/01/15	3,045,362
Illinois State GO Bonds Series 2003 (NATL-RE) (A+/A1)
3,200,000	5.000	06/01/14	3,361,120
5,000,000	5.000	06/01/16	5,227,400
Illinois State GO Bonds Series 2003 A (A+/A1)
11,760,000	5.000	10/01/16	12,413,503
Illinois State GO Bonds Series 2007 B (A+/A1)
4,000,000	4.250	01/01/14	4,229,320
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/A2)(b)
3,000,000	0.000	06/15/15	2,717,670
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,000,000	4.000	06/01/13	5,189,500
5,030,000	5.000	06/01/15	5,538,282
11,350,000	4.125	06/01/16	12,242,564
4,000,000	5.000	06/01/16	4,473,080
10,000,000	5.000	06/01/17	11,160,000
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
5,000,000	4.000	06/01/13	5,221,000
13,420,000	5.000	06/01/16	15,402,671
13,545,000	5.000	06/01/17	15,882,190

			266,265,143

Indiana — 1.3%
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/WR)(a)
1,750,000	5.000	07/15/13	1,873,883
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa3)
2,545,000	5.000	08/01/13	2,648,047
1,085,000	5.500	08/01/17	1,170,596
4,535,000	5.625	08/01/18	4,899,931
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,108,937
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,197,560
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (A+/A1)
2,365,000	3.000	03/01/14	2,438,410
2,000,000	4.000	03/01/15	2,124,840
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa2)(c)
1,500,000	1.700	09/01/14	1,527,435

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (AA/NR)(c)
$1,500,000	5.000%	08/01/13	$1,600,920
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(e)(f)
850,000	24.640	05/01/15	1,629,433
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2011 (AA+/Aa1)(c)
2,950,000	1.500	08/01/14	2,987,347
Indiana University RB for Student Fees Series 2008 S (AA+/Aaa)
1,200,000	5.000	08/01/12	1,232,424
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA-/Aa3)
3,905,000	5.000	10/01/15	4,363,798
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (NR/Baa2)
2,500,000	5.200	06/01/13	2,619,550
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(c)
2,500,000	6.250	06/02/14	2,748,550

			39,171,661

Iowa — 0.1%
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	470,560
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I. (NR/Aa1)
1,000,000	3.000	11/01/12	1,022,490
1,185,000	3.000	11/01/13	1,233,597

			2,726,647

Kansas — 0.5%
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
1,000,000	4.000	11/15/12	1,029,330
2,390,000	4.000	11/15/13	2,520,494
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
355,000	3.500	11/15/12	363,889
200,000	5.000	11/15/13	214,596
225,000	5.000	11/15/14	248,438
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,713,123
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,056,080
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,198,523
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,537,566

			14,882,039

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kentucky — 0.4%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(e)(f)
$940,000	15.090%	11/11/14	$1,327,919
Kentucky State Property and Buildings Refunding Series 2011 A (A+/Aa3)
1,325,000	5.000	08/01/16	1,533,621
5,000,000	4.000	08/01/17	5,623,050
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	3,034,735
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AA-/Aa3)
1,080,000	3.000	09/01/13	1,109,787

			12,629,112

Louisiana — 2.0%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	469,872
500,000	3.000	08/01/15	527,420
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,273,517
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A1)(a)
4,405,000	5.000	02/01/14	4,854,795
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa3)
225,000	2.750	11/01/12	227,862
100,000	2.750	11/01/13	102,584
205,000	2.750	11/01/14	210,674
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/Baa1)
2,700,000	5.000	06/01/16	2,893,563
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA-/Aa3)
1,250,000	3.000	12/01/16	1,324,950
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
400,000	3.000	04/01/12	402,072
370,000	3.000	04/01/13	377,840
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(b)
1,500,000	0.000	10/01/15	1,389,360
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (NR/Baa2)
350,000	5.000	07/01/12	354,739
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA-/Aa3)
8,250,000	5.000	06/01/20	9,093,480
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AMBAC) (AA-/Aa3)
2,030,000	4.000	06/01/12	2,054,827
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2010 A-1 (NR/Aa2)(c)
5,000,000	0.850	06/01/13	5,006,950

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — (continued)
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project RMKT 10/01/10 Series 2007 B-1A (A/NR)(c)
$3,000,000	1.600%	10/01/12	$3,017,190
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A/NR)(c)
4,750,000	1.875	10/01/13	4,778,785
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (A/NR)(c)
4,845,000	2.100	10/01/14	4,881,047
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,750,560
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	559,315
2,825,000	5.000	10/01/17	3,203,522
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA-/Aa3)
500,000	4.000	12/01/15	542,480
610,000	4.000	12/01/16	673,336
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
500,000	2.000	07/01/12	502,310
1,190,000	2.000	07/01/13	1,201,007
1,390,000	2.000	07/01/14	1,402,149
1,800,000	2.300	07/01/15	1,819,332
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A/A2)
225,000	3.000	04/01/12	225,911
500,000	4.000	04/01/13	514,650
420,000	4.000	04/01/16	440,857
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (A/A1)
145,000	5.500	05/15/30	145,041

			58,221,997

Maine — 0.3%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (BBB/NR)(c)
3,125,000	3.800	11/01/15	3,341,656
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,700,000	1.350	11/15/14	2,708,316
2,455,000	1.700	11/15/15	2,467,815

			8,517,787

Maryland — 2.8%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2002 (AAA/WR)(a)
3,270,000	5.250	03/01/12	3,295,931
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,453,104
Baltimore County Maryland GO Bonds 71st Issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,552,188

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — (continued)
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
$6,650,000	4.000%	02/01/14	$7,136,381
2,500,000	4.000	02/01/16	2,818,825
9,000,000	5.000	02/01/17	10,835,460
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	3,837,762
Calvert County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,455,000	2.000	07/15/14	1,502,680
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AA+/Aa1)
2,075,000	5.000	11/01/17	2,535,401
3,055,000	4.000	11/01/18	3,598,332
1,635,000	4.000	11/01/19	1,936,919
Charles County Maryland GO Bonds Refunding Series 2011 (AA/Aa1)
2,365,000	4.000	11/01/15	2,644,567
1,115,000	4.000	11/01/16	1,276,608
5,405,000	4.000	11/01/17	6,299,852
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,126,800
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,243,340
5,000,000	5.000	02/01/13	5,254,150
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,485,332
3,445,000	4.000	08/15/16	3,687,287
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	5,122,710
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,421,950

			84,065,579

Massachusetts — 1.2%
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A/A3)
4,000,000	5.000	01/01/15	4,392,920
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,125,200
Massachusetts State Development Finance Agency RB for Partners Healthcare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	451,052
300,000	5.000	07/01/16	345,840
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (BBB/Baa2)
2,175,000	5.625	01/01/12	2,175,000
260,000	5.625	01/01/14	263,029
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA+/Aa1)(a)
5,000,000	5.000	08/01/14	5,552,550

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(a)
$3,475,000	5.000%	12/01/14	$3,895,440
Massachusetts State GO Bonds Refunding Series 2010 A (AA+/Aa1)(d)
2,500,000	0.630	02/01/14	2,499,950
Massachusetts State GO Bonds Series 2005 C (AA+/Aa1)
3,250,000	5.000	09/01/12	3,350,620
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AAA/Aaa)(c)(g)
6,755,000	1.700	11/01/16	6,755,000
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (NR/NR)
465,000	5.000	08/15/12	467,902
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA-/Aa3)
690,000	5.250	07/01/12	691,732

			34,966,235

Michigan — 2.8%
Detroit Michigan Water Supply System RB Refunding Senior Lien Series 2011 C (A+/A1)(g)
1,225,000	3.000	07/01/12	1,237,936
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A+/A1)
5,000,000	3.000	07/01/12	5,052,800
1,100,000	5.000	07/01/13	1,159,488
1,700,000	5.000	07/01/14	1,827,092
700,000	5.000	07/01/15	762,034
500,000	5.000	07/01/16	552,540
1,295,000	5.000	07/01/17	1,448,108
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(c)
6,850,000	4.250	01/15/14	7,219,215
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,164,200
Michigan Finance Authority State Aid Revenue Notes for Detroit School District Series 2011 A-1 (SP-1/NR)
5,000,000	6.450	02/20/12	5,025,800
Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AA-/Aa3)
7,580,000	5.250	10/15/14	8,153,124
Michigan State GO Bonds Refunding for Environmental Program Series 2005 B (NATL-RE) (AA-/Aa2)
10,025,000	5.000	11/01/19	11,013,565
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/Aa1)(c)
3,875,000	2.000	08/01/14	3,975,130
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.000	11/15/12	1,015,880
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/NR)(c)
2,500,000	5.250	08/01/14	2,765,075
Michigan State Trunk Line Fund Bonds Series 2011 (AA+/Aa2)
550,000	3.000	11/15/14	584,798

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BBB-/Baa3)
$980,000	5.000%	06/01/12	$992,593
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,210,480
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
5,000,000	5.000	12/01/14	5,444,950
10,000,000	5.000	12/01/15	11,081,800
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AA-/Aa3)
3,235,000	4.000	10/01/12	3,297,759

			82,984,367

Minnesota — 1.5%
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aaa)
7,980,000	2.000	12/01/17	8,338,222
Minneapolis Minnesota Special School District Refunding Series 2011 A (SD CRED PROG) (AA+/Aa2)
3,525,000	2.000	02/01/13	3,582,246
3,520,000	2.000	02/01/14	3,597,123
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA/NR)
8,575,000	4.000	06/01/14	9,153,127
Minnesota State GO Bonds Series 2008 C (AA+/Aa1)
3,850,000	5.000	08/01/12	3,955,413
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,020,730
950,000	3.000	10/01/14	990,166
Minnesota State Various Purpose GO Bonds Series 2009 D (AA+/Aa1)(a)
9,445,000	5.000	08/01/13	10,132,974
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AA+/Aa2)
3,820,000	3.000	02/01/13	3,929,901

			44,699,902

Mississippi — 0.4%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
250,000	3.000	11/01/12	254,643
700,000	3.000	11/01/13	728,448
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
580,000	4.000	08/01/12	590,539
605,000	4.000	08/01/13	631,686
Mississippi State GO Bonds for Capital Improvement Series 2002 (AGM-CR) (AA/Aa2)(a)
5,000,000	5.000	11/01/12	5,185,200
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,185,734
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,843,700

			10,419,950

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — 0.4%
Columbia School District GO Bonds Refunding Series 2005 B (NR/Aa1)
$1,000,000	5.000%	03/01/12	$1,007,510
Missouri State Board Public Buildings Special Obligation Bonds Series 2003 A (AA+/Aa1)
3,825,000	5.000	10/15/14	4,132,798
Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aaa)
4,000,000	5.000	05/01/12	4,061,920
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/Baa1)
2,000,000	5.000	07/01/14	2,140,440
1,000,000	5.000	07/01/15	1,090,370

			12,433,038

Nebraska — 0.1%
Omaha Nebraska GO Bonds Refunding Series 2008 (AAA/Aaa)
3,840,000	4.000	06/01/12	3,894,605

Nevada — 0.7%
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/Aa3)
3,000,000	5.000	07/01/16	3,403,890
Clark County School District Limited Tax GO Bonds Refunding Series 2003 D (NATL-RE) (AA/Aa2)(a)
3,450,000	5.000	12/15/13	3,756,360
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,022,720
2,700,000	4.000	12/01/16	3,009,933
2,810,000	4.000	12/01/17	3,112,918
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (ETM) (AA+/Aa2)(a)
5,000,000	5.000	06/01/13	5,325,700
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
595,000	4.700	12/01/12	598,808
525,000	4.800	12/01/14	528,938

			20,759,267

New Hampshire — 0.6%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (BBB+/A3)
4,855,000	5.000	01/01/12	4,855,000
5,105,000	5.000	01/01/13	5,253,198
5,240,000	5.000	01/01/14	5,545,021
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	2,987,261
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
395,000	5.250	06/01/12	397,449

			19,037,929

New Jersey — 5.1%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
1,000,000	5.000	01/15/12	1,001,250
4,000,000	5.000	01/15/13	4,178,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
Bergen County New Jersey GO Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
$1,730,000	2.000%	12/01/13	$1,779,478
1,275,000	2.000	12/01/14	1,322,213
1,320,000	2.000	12/01/15	1,374,041
1,725,000	2.000	12/01/16	1,803,988
2,355,000	2.000	12/01/17	2,459,350
2,500,000	2.000	12/01/18	2,595,050
Franklin Township School District GO Bonds Refunding Series 2009 (SCH BD RES FD) (AA/NR)
1,315,000	4.000	08/15/12	1,343,286
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA+/NR)
325,000	2.000	10/01/14	334,558
660,000	2.000	10/01/15	680,711
1,245,000	3.000	10/01/17	1,351,597
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	6,102,311
Morris County GO Bonds Refunding Series 2009 (AAA/Aaa)
3,500,000	3.000	03/15/12	3,519,040
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (A+/A1)
2,000,000	5.000	06/15/13	2,111,460
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA-/Aa3)(c)
2,000,000	5.000	09/01/14	2,164,640
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (ETM) (A+/A1)(a)
6,000,000	5.000	06/15/12	6,127,080
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (A+/A1)
2,695,000	5.250	06/15/14	2,853,628
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A+/A1)
3,905,000	5.000	03/01/17	4,325,881
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (A+/A1)
3,685,000	5.250	12/15/14	4,106,380
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA-/Aa3)(c)
5,000,000	5.000	09/01/15	5,529,850
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (A+/A1)(a)
1,300,000	5.000	03/01/13	1,370,265
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A+/A1)
7,500,000	5.000	12/15/16	8,680,500
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A-/NR)
500,000	4.000	07/01/13	519,090
1,000,000	5.000	07/01/14	1,078,310
1,000,000	5.000	07/01/15	1,096,360
2,000,000	5.000	07/01/16	2,228,140

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Issue Series 2011 A (BBB/Baa2)
$4,375,000	3.000%	07/01/13	$4,435,637
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
1,900,000	4.000	01/01/13	1,947,405
4,680,000	3.500	01/01/16	4,881,942
New Jersey State GO Bonds Refunding Series 2010 Q (AA-/Aa3)
10,000,000	5.000	08/15/15	11,426,600
5,000,000	5.000	08/15/16	5,884,200
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (AGM) (AA-/Aa3)
5,285,000	5.750	12/15/12	5,563,150
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (A+/A1)
6,800,000	5.500	12/15/16	8,031,004
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A+/A1)
1,500,000	5.000	06/15/15	1,673,985
1,000,000	5.000	06/15/16	1,143,440
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/Aa3)
1,000,000	3.500	12/01/12	1,019,370
1,235,000	3.500	12/01/13	1,278,855
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,405,291
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,741,859
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AA+/Aaa)(a)
5,940,000	5.750	06/01/12	6,072,818
5,000,000	6.000	06/01/12	5,116,850
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(a)
1,750,000	6.750	06/01/13	1,906,887
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/B1)
9,770,000	4.500	06/01/23	9,210,765
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AAA/Aaa)
4,195,000	4.000	03/01/14	4,494,355

			152,271,670

New Mexico — 2.1%
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,156,680
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (A1/NR)(c)
10,000,000	2.875	04/01/15	10,304,700
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2009 A (AA+/Aa1)
6,000,000	2.000	06/15/12	6,046,320
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,885,400
12,625,000	5.000	07/01/18	15,522,816
New Mexico State Severance Tax RB Series 2009 A (AA/Aa1)
10,000,000	4.000	07/01/12	10,181,600

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Mexico — (continued)
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
$2,000,000	5.000%	07/01/17	$2,414,360
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,609,311

			61,121,187

New York — 11.3%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA-/Aa3)
1,625,000	5.000	12/15/15	1,805,733
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,920,000	2.000	06/01/14	1,964,121
1,640,000	3.000	06/01/15	1,739,335
1,385,000	3.000	06/01/16	1,485,482
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA-/NR)
890,000	3.000	10/15/12	907,453
870,000	3.000	10/15/13	902,773
950,000	4.000	10/15/14	1,018,666
990,000	4.000	10/15/15	1,076,744
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)
2,190,000	5.000	11/15/12	2,270,110
Metropolitan Transportation Authority RB Series 2011 D (A/A2)
725,000	3.000	11/15/13	754,536
1,000,000	4.000	11/15/15	1,097,380
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,550,478
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,020,150
Nassau County Anticipation Notes for Town of Oyster Bay Series 2011 B (SP-1+/NR)
23,850,000	3.000	08/10/12	24,192,725
Nassau County New York GO Bonds for Anticipation Notes Series 2011 A (SP-1+/NR)
10,000,000	2.500	09/30/12	10,108,100
Nassau County New York GO Bonds Refunding Series 2009 E (A+/A1)
500,000	4.000	06/01/12	506,750
3,000,000	4.000	06/01/13	3,119,280
New York City GO Bonds Series 2009 C (AA/Aa2)
7,000,000	5.000	08/01/13	7,497,280
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,711,172
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
2,500,000	4.000	03/01/13	2,603,050
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,300,272
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,692,345
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,626,300
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (AAA/Aa1)
1,075,000	5.000	11/01/12	1,116,914

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (ETM) (NR/NR)(a)
$1,675,000	5.000%	11/01/12	$1,739,873
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (AAA/Aa1)
14,835,000	3.000	11/01/12	15,169,826
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (ETM) (NR/NR)(a)
2,415,000	3.000	11/01/12	2,468,903
New York City Trust Cultural Resources RB for Juilliard School Series 2009 B (AA/Aa2)(c)
1,500,000	2.750	07/01/12	1,518,165
New York State Bridge Authority General RB Refunding Series 2011 (GO OF AUTH) (AA-/Aa3)
3,145,000	3.000	01/01/14	3,288,884
2,000,000	4.000	01/01/15	2,186,160
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (CITY APPROP) (AA-/Aa3)
4,825,000	5.000	01/15/14	5,141,037
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
2,215,000	4.000	05/01/17	2,388,722
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
21,935,000	3.000	02/15/14	23,061,362
7,095,000	5.000	02/15/15	8,011,107
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (BBB/Aa3)
6,880,000	5.500	05/15/13	7,111,856
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/NR)
8,375,000	5.000	08/15/17	10,091,791
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/Baa2)
5,000,000	2.250	10/15/15	4,969,400
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/Baa2)
8,000,000	2.250	12/01/15	7,949,520
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
27,085,000	3.000	02/01/13	27,858,277
23,075,000	3.000	02/01/15	24,692,557
New York State Tax Exempt GO Bonds Series 2011 E (AA/Aa2)
6,950,000	5.000	12/15/17	8,460,791
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	7,635,650
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
4,560,000	4.000	04/01/13	4,760,321
2,730,000	5.000	04/01/14	2,988,367
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
1,060,000	5.000	03/15/13	1,119,222

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
$8,000,000	5.000%	03/15/16	$9,304,000
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 B (AA-/NR)
21,775,000	5.000	01/01/14	23,684,450
Suffolk County New York Public Improvement Series 2011 A (AA/Aa2)
4,520,000	3.000	05/15/15	4,810,320
Suffolk County New York Refunding Serial Bonds Series 2012 A (AA/Aa2)(g)
1,000,000	3.000	04/01/13	1,030,080
3,275,000	4.000	04/01/14	3,508,573
2,000,000	4.000	04/01/15	2,188,720
Suffolk County New York Refunding Serial Bonds Series 2012 B (AA/Aa2)(g)
680,000	3.000	10/01/13	707,941
2,310,000	4.000	10/01/14	2,505,241
2,000,000	4.000	10/01/16	2,248,340
1,000,000	4.000	10/01/17	1,136,960
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
12,500,000	5.500	06/01/19	13,425,750
Yonkers New York GO Bonds Series 2011 A (BBB+/Baa1)
2,000,000	5.000	10/01/13	2,112,560
2,020,000	5.000	10/01/14	2,154,471
2,000,000	5.000	10/01/15	2,163,960
2,000,000	5.000	10/01/16	2,199,520

			336,859,826

North Carolina — 2.8%
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
1,715,000	5.000	09/01/12	1,761,648
3,190,000	5.000	09/01/13	3,379,933
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/Aa3)
1,220,000	2.250	07/01/14	1,254,660
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,408,523
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
740,000	4.000	01/15/13	762,644
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
500,000	3.000	06/01/14	528,860
300,000	4.000	06/01/16	339,246
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,078,990
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	6,274,730
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,235,000	5.000	01/01/12	1,235,000
1,500,000	3.200	01/01/13	1,536,285
500,000	5.000	01/01/13	520,945

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
$500,000	3.000%	01/01/13	$511,115
3,000,000	3.000	01/01/14	3,119,070
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	20,468,080
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/Aa2)(c)
6,000,000	4.000	03/01/18	6,810,360
North Carolina Infrastructure Finance Corp. COPS Capital Improvement Series 2006 A (AGM) (AA+/Aa1)
6,490,000	5.000	02/01/14	7,070,141
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,092,140
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (A/A2)(a)
5,395,000	5.250	01/01/13	5,657,952
North Carolina Turnpike Authority Monroe Connector System State Appropriation RB Series 2011 (AA/Aa2)
3,000,000	4.000	07/01/14	3,220,680
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,403,500
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	1,050,453

			84,484,955

Ohio — 2.1%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)(g)
470,000	4.000	12/01/14	502,585
1,000,000	4.000	12/01/15	1,082,210
1,425,000	5.000	12/01/16	1,620,923
1,740,000	5.000	12/01/17	2,004,237
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,595,000	4.000	06/01/16	2,677,469
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/B3)
13,745,000	5.125	06/01/24	10,429,569
3,415,000	5.375	06/01/24	2,676,814
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AA-/Aa2)(a)
5,000,000	5.000	12/01/13	5,435,150
Cleveland Ohio Airport System RB Series 2009 C (A-/Baa1)
5,000,000	4.000	01/01/13	5,109,300
Cleveland Ohio RB Sub Lien for Police & Fire Pension Series 2008 (AA/NR)
2,000,000	5.000	05/15/12	2,030,720
Ohio Housing Finance Agency Single Family Prerefunded Series 1985 (FGIC FHA/VA/PRIV MTGS) (AA+/WR)(a)(b)
1,500,000	0.000	01/15/14	1,336,320
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Generation Corp. Project Series 2009 D (BBB-/Baa2)(c)
10,000,000	4.750	08/01/12	10,174,600

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
$7,620,000	3.000%	05/01/14	$8,032,013
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,626,449
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(c)
4,100,000	3.750	01/15/13	4,192,865
Ohio State RB for Mental Health Capital Facilities Series II — 2009 A (ST APPROP) (AA/Aa2)
1,320,000	4.000	12/01/13	1,392,494
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (AMT) (BBB/NR)(c)
2,000,000	2.625	01/02/13	2,000,000

			63,323,718

Oklahoma — 1.2%
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,020,000	2.000	03/01/13	4,089,385
4,745,000	2.250	03/01/14	4,855,796
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa2)(g)
2,160,000	2.000	01/01/14	2,205,014
1,860,000	2.000	01/01/15	1,906,314
2,160,000	2.000	01/01/17	2,204,410
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,415,201
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (BBB/NR)(c)
3,000,000	2.250	06/02/14	3,033,060
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	12,147,246
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,046,232
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
1,985,000	3.000	03/01/13	2,046,078
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,115,570

			36,064,306

Oregon — 0.6%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(c)
2,000,000	5.000	07/15/14	2,146,140
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (BBB/NR)(c)
5,000,000	2.000	09/02/14	5,067,500
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (NR/NR)(a)
550,000	5.800	09/01/12	575,361
520,000	5.900	09/01/12	544,315

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oregon — (continued)
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB-/NR)
$550,000	5.600%	09/01/12	$559,477
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB-/NR)
325,000	5.800	09/01/14	332,449
175,000	5.900	09/01/15	178,549
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,652,033
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AA+/Aa1)
3,000,000	5.000	06/15/13	3,197,640
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	522,335
500,000	5.000	03/15/14	535,715
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A2)
500,000	5.000	05/01/15	548,475
2,000,000	5.000	05/01/16	2,236,640

			18,096,629

Pennsylvania — 1.2%
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,300,000	4.250	12/15/12	1,323,660
1,050,000	4.250	12/15/15	1,086,981
645,000	4.250	12/15/17	658,926
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
790,000	5.400	11/15/14	816,528
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,884,358
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(c)
1,500,000	5.000	06/01/12	1,525,200
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(c)
2,500,000	2.625	12/03/12	2,538,350
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2006 B (AGM) (AA-/Aa3)
6,455,000	5.000	09/01/14	6,979,404
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa1)
1,850,000	5.500	02/01/13	1,952,694
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA-/NR)
1,305,000	4.000	10/01/15	1,393,192
Pennsylvania State Department of General Services COPS Refunding Series 2001 (AGM) (AA-/Aa3)
250,000	5.000	11/01/12	250,775

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania State Higher Educational Facilities Authority RB for State System of Higher Education Series 2006 AE (NATL-RE) (GO OF UNIV) (AA/Aa2)
$2,340,000	5.000%	06/15/12	$2,386,262
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa1)
1,000,000	5.250	08/15/15	1,142,310
Philadelphia GO Bonds Series 2011 (AGM) (AA-/Aa3)
1,460,000	5.000	08/01/16	1,627,447
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa2)
1,000,000	5.000	08/01/13	1,057,390
Pittsburgh Water & Sewer Authority RB Refunding Subseries 2009 C-1D (ASSURED GTY) (AA-/NR)(c)
2,000,000	2.625	09/01/12	2,011,080
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AA-/NR)
1,000,000	4.000	05/01/13	1,039,570
Sharon City School District GO Bonds Series 2010 (ASSURED GTY) (ST AID WITHHLDG) (AA-/NR)
1,175,000	3.000	05/15/12	1,185,281
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,108,030
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(c)
2,000,000	5.500	09/15/13	2,143,440

			36,110,878

Puerto Rico — 3.8%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (BBB/NR)
11,365,000	4.750	12/01/15	11,708,564
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB/Baa1)
2,645,000	5.000	12/01/15	2,853,717
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
2,500,000	5.000	07/01/12	2,546,050
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2008 A (BBB/Baa1)
500,000	5.000	07/01/12	509,210
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA-/Aa3)
825,000	5.000	07/01/14	889,606
Puerto Rico Commonwealth Government Development Bank Senior Notes Series 2011 C (BBB/Baa1)(c)
53,790,000	1.000	07/30/12	53,628,630
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (AGC) (AA-/Aa3)
500,000	5.000	07/01/13	525,900
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (AGM) (AA-/Aa3)
120,000	5.750	08/01/12	120,407
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA-/Aa3)
1,125,000	5.250	08/01/16	1,145,295

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2002 C (COMWLTH GTD) (BBB-/Baa1)
$2,250,000	5.500%	07/01/16	$2,465,775
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/Baa1)
3,940,000	5.000	07/01/14	4,210,717
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB/Baa1)(c)
4,965,000	5.000	07/01/12	5,046,624
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (COMWLTH GTD) (BBB/Baa1)(c)
1,050,000	5.000	07/01/12	1,067,262
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (FGIC) (BBB-/Baa2)(c)
22,010,000	5.250	02/01/12	22,067,226
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (NATL-RE) (BBB/Baa2)(c)
4,270,000	5.250	02/01/12	4,281,102

			113,066,085

Rhode Island — 0.0%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa1)
1,220,000	6.000	06/01/23	1,227,161

South Carolina — 1.9%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
1,255,000	4.000	03/01/13	1,308,375
2,400,000	5.000	03/01/14	2,615,496
Columbia City South Carolina Waterworks and Sewer System RB Refunding Series 2011 B (AA/Aa1)
1,205,000	4.000	02/01/15	1,321,403
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,020,000	3.000	02/01/15	1,082,842
1,025,000	3.000	02/01/16	1,102,767
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,125,000	3.000	11/01/12	1,144,957
1,905,000	4.000	11/01/16	2,071,040
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
6,455,000	3.000	03/01/13	6,653,620
4,330,000	5.000	03/01/16	5,033,235
5,895,000	5.000	03/01/17	7,060,501
5,500,000	5.000	03/01/19	6,814,005
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (NR/WR)
6,000,000	3.600	02/01/17	6,469,800
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
1,585,000	5.000	03/01/13	1,668,403
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,664,306
1,595,000	3.000	03/01/14	1,670,890

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Carolina — (continued)
Rock Hill South Carolina RB Refunding for Combined Utility System Series 2009 C (ASSURED GTY) (AA-/Aa3)
$1,430,000	4.000%	01/01/12	$1,430,000
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,000,000	3.000	08/01/12	1,011,900
1,080,000	3.500	08/01/13	1,116,504
South Carolina Jobs-Economic Development Authority Hospital RB Refunding for AnMed Health Project Series 2010 (A+/NR)
1,000,000	3.000	02/01/12	1,001,710
South Carolina State Public Service Authority RB Refunding Series 2009 A (AA-/Aa3)
2,000,000	5.000	01/01/12	2,000,000
Tobacco Settlement Revenue Management Authority RB Series 2003 (A/Aa3)
985,000	5.000	06/01/18	986,143
Western Carolina Regional Sewer Authority RB Refunding for South Carolina Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,468,994

			57,696,891

South Dakota — 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,250,000	4.250	11/01/14	1,338,525

Tennessee — 1.4%
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	955,878
Knox County GO Bonds Refunding Series 2003 (AA+/Aa1)
4,500,000	5.000	04/01/13	4,550,220
Lewisburg Industrial Development Board Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 07/28/06 Series 2006 (A-2/NR)
2,500,000	2.500	07/01/12	2,517,375
Maury County Tennessee GO Bonds Series 2006 (XLCA) (NR/Aa2)
2,180,000	3.600	04/01/16	2,306,658
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(a)
6,000,000	5.000	12/01/13	6,522,180
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
5,000,000	4.500	10/01/12	5,154,850
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,427,799
Rutherford County GO Bonds Capital Outlay Notes Series 2009 (SP-1+/MIG1)
2,500,000	4.000	04/01/12	2,523,100
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	4.000	06/01/12	5,073,450
5,000,000	5.000	06/01/14	5,455,400
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
1,500,000	4.000	06/01/14	1,597,440

			40,084,350

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — 7.7%
Bell County GO Bonds Limited Tax Notes Series 2008 (ETM) (NR/NR)(a)
$275,000	4.000%	02/15/12	$276,144
Bell County GO Bonds Unrefunded Balance Limited Tax Notes Series 2008 (AA+/Aa2)
225,000	4.000	02/15/12	225,920
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA/Aa1)
3,335,000	5.000	02/15/16	3,879,739
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,138,072
1,135,000	3.000	02/15/14	1,188,629
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,456,826
550,000	3.000	02/15/14	575,988
Corpus Christi Texas Utility System RB Series 2005 (AGM) (AA-/Aa3)
1,000,000	5.000	07/15/12	1,024,710
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(b)
7,500,000	0.000	02/15/12	7,496,925
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/Aa2)
2,000,000	5.000	02/15/13	2,100,740
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,643,475
2,000,000	4.000	11/01/14	2,156,660
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A1)
750,000	4.000	11/01/16	831,728
250,000	4.000	11/01/17	280,267
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
510,000	3.000	08/15/14	536,627
1,145,000	4.000	08/15/15	1,255,401
Denton Texas Independent School District GO Bonds for Capital Appreciation Series 2002 (PSF-GTD) (AA+/Aaa)(a)(b)
5,745,000	0.000	08/15/12	2,415,600
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
500,000	3.000	03/01/12	502,055
800,000	4.000	03/01/13	833,640
500,000	4.000	03/01/14	535,010
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,435,086
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(b)
1,930,000	0.000	02/15/17	1,780,830
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (A/NR)(c)
5,000,000	2.300	09/03/13	5,105,950

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
$1,680,000	3.500%	10/01/13	$1,754,290
Harris County Texas Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(c)
3,000,000	5.000	06/01/13	3,163,590
Harris County Texas Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,035,700
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
1,000,000	4.000	10/01/13	1,062,500
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,317,613
2,250,000	4.000	08/15/17	2,602,755
Harris County Texas Tax and Sub Lien RB Refunding Series 2004 B (AGM) (AAA/Aaa)(c)
5,500,000	5.000	08/15/12	5,657,080
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
480,000	3.000	07/01/12	480,787
500,000	4.000	07/01/13	507,225
855,000	4.000	07/01/14	869,390
930,000	4.000	07/01/15	943,615
2,005,000	4.500	07/01/16	2,070,764
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AA-/NR)
1,090,000	4.000	02/15/12	1,093,935
1,050,000	4.000	02/15/13	1,082,812
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA/WR)(a)
5,500,000	5.750	12/01/12	5,765,705
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (AGM) (AA/Aa3)(a)
7,775,000	5.000	12/01/12	8,097,896
3,855,000	5.125	12/01/12	4,019,454
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,243,561
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(b)
1,500,000	0.000	08/15/13	1,487,265
2,000,000	0.000	08/15/14	1,950,100
1,000,000	0.000	08/15/15	960,820
Longview Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/13	994,690
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,445,000	5.500	05/15/14	2,705,319
Lower Colorado River Authority RB Refunding Series 2008 (ETM) (NR/A1)(a)
5,000	5.500	05/15/14	5,590
Lubbock GO Bonds Certificates for Texas Waterworks System Series 2008 (AGM) (AA+/Aa2)
1,500,000	5.000	02/15/12	1,508,040

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Lubbock GO Bonds for Municipal Drainage Utilities Series 2003 D (NATL-RE) (AA+/Aa2)(a)
$8,500,000	5.000%	02/15/12	$8,545,305
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,736,953
Matagorda County Texas Navigation District No.1 PCRB Refunding for Central Company Project Series 2011 (BBB/Baa2)(c)
6,000,000	1.125	06/01/12	6,003,960
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,201,108
1,255,000	4.000	03/01/14	1,338,131
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/1/09 Series 2006 (BBB/NR)(c)
4,000,000	3.750	06/01/15	4,241,520
North East Independent School District GO Bonds Unlimited Tax Refunding Series 2004 (PSF-GTD) (AAA/Aaa)
13,460,000	5.000	08/01/15	14,973,039
North Texas Municipal Water District RB Refunding for Water System Improvement Series 2009 (AAA/Aa2)
765,000	4.000	09/01/12	783,674
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(c)
5,100,000	5.750	01/01/16	5,775,240
North Texas Tollway Authority System RB Refunding First Tier Series 2008 H (A-/A2)(c)
4,000,000	5.000	01/01/13	4,163,120
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,494,910
Northside Texas Independent School District Unlimited Tax Refunding Series 2011 A (PSF-GTD) (AAA/Aaa)(c)
7,000,000	1.350	06/01/14	7,056,420
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,524,400
Point Isabel Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(b)
1,000,000	0.000	02/01/13	994,870
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,045,170
Sugar Land Texas GO Bonds Refunding for Fort Bend County Series 2012 (AAA/NR)(g)
1,815,000	3.000	02/15/14	1,903,100
1,240,000	3.000	02/15/15	1,320,104
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,330,157
Tarrant Regional Water District RB Refunding and Improvement Series 2002 (AGM) (AAA/Aa1)
6,125,000	5.375	03/01/15	6,467,081
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa1)
10,360,000	5.625	12/15/17	11,219,776

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Texas State Public Finance Authority GO Bonds Refunding Series 2002 (AA+/Aaa)(a)
$5,000,000	5.375%	10/01/12	$5,189,800
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aa1)
16,725,000	4.000	07/01/15	18,459,382
7,355,000	5.000	07/01/16	8,499,512
Tyler Texas Independent School District Series 2011 (PSF-GTD) (AAA/NR)(c)
2,500,000	1.150	08/14/14	2,505,175
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
1,195,000	5.000	04/15/13	1,264,979
Weatherford Texas Independent School District GO Bonds for School Building RMKT 08/03/09 Series 2002 A (PSF-GTD) (NR/Aaa)
2,000,000	5.000	02/01/12	2,007,020

			228,100,424

U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,045,000	5.000	10/01/12	1,069,484
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,624,400
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
605,000	4.000	07/01/12	612,012
1,285,000	4.000	07/01/13	1,321,173
480,000	4.000	07/01/14	498,446
680,000	4.750	07/01/15	728,457

			6,853,972

Utah — 0.8%
Box Elder School District GO Bonds for Utah School Bond Guaranty Program Series 2011 (SCH BD GTY) (NR/Aaa)
2,510,000	3.000	07/15/13	2,606,158
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA/NR)
1,340,000	4.000	05/01/14	1,425,975
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,068,220
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,497,244
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	8,090,253
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA/Aa3)
1,615,000	4.000	12/01/12	1,662,126
1,575,000	3.000	12/01/14	1,653,860

			25,003,836

Virginia — 2.0%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	511,020
Louisa IDA Pollution Control RB Refunding for Electric and Power Co. Project Series 2008 C (A-/WR)(c)
6,250,000	1.500	12/01/14	6,271,250

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
$4,315,000	3.000%	09/01/13	$4,504,299
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,541,288
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(a)
8,765,000	5.625	06/01/15	10,131,639
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
1,000,000	3.000	06/01/13	1,037,980
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,545,370
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2004 A (ETM) (ST APPROP) (AA+/NR)(a)
105,000	5.000	02/01/13	110,267
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (ST APPROP) (AA+/Aa1)
2,395,000	5.000	02/01/13	2,515,397
Virginia State Housing Development Authority Commonwealth Mortgage RB Subseries 2006 F-1 (GO OF AUTH) (AAA/Aaa)
6,000,000	4.000	04/01/12	6,033,720
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,109,430
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,909,215
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,195,030
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(a)
6,185,000	5.000	08/01/14	6,885,327
Wise County Virginia Industrial Development Authority Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(c)
5,000,000	2.375	11/01/15	5,079,700
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(c)
2,000,000	4.050	05/01/14	2,105,140

			58,486,072

Washington — 0.4%
Grant County Washington Public Utility District No. 2 RB Refunding Series 2001 H (AGM) (ETM) (AA-/Aa3)(a)
3,000,000	5.375	01/01/12	3,000,000
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/A3)
2,775,000	6.500	06/01/26	2,826,893
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,664,080
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,400,000

			12,890,973

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
West Virginia — 0.5%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (AAA/Aaa)(a)(b)
$10,125,000	0.000%	12/01/16	$9,575,820
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (NR/Baa2)(c)
5,300,000	2.000	10/01/14	5,321,094

			14,896,914

Wisconsin — 0.8%
Badger Tobacco Asset Securitization Corp. Tobacco Settlement RB Asset-Backed Bonds Series 2002 (AA+/Aaa)(a)
10,000,000	6.000	06/01/12	10,233,700
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (AMBAC) (AA/Aa2)(b)
1,500,000	0.000	09/01/15	1,411,530
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa1)
4,050,000	5.000	02/01/16	4,698,365
Wisconsin State GO Bonds Series 2002 G (NATL-RE) (AA/Aa2)
2,500,000	5.000	05/01/12	2,538,550
Wisconsin State GO Bonds Series 2007 B (AGM) (AA/Aa2)
4,115,000	5.000	05/01/12	4,178,453
Wisconsin State Health & Educational Facilities Authority RB for Aurora Health Care, Inc. Series 2010 A (A/A3)
1,500,000	5.000	04/15/12	1,515,345

			24,575,943

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$2,912,718,741

Other Municipal Debt Obligation — 0.1%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(c)(e)
$2,000,000	4.950%	09/30/12	$1,700,300

Short-Term Investments — 1.3%
California — 0.1%
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2000 B-3 (A-1+/VMIG1)(c)
$4,000,000	0.030%	01/03/12	$4,000,000

Delaware — 0.2%
University of Delaware VRDN RB Series 2004 B (A-1/NR)(c)
5,310,000	0.080	01/03/12	5,310,000

Illinois — 0.3%
Chicago Illinois GO VRDN Project Series 2003 B-1 RMKT 3/18/09 (A-1/Aa3)(c)
5,880,000	0.080	01/03/12	5,880,000
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1/VMIG1)(c)
1,130,000	0.080	01/03/12	1,130,000

			7,010,000

Maryland — 0.1%
Montgomery County Maryland VRDN GO Bonds Refunding for Consolidated Public Improvement Series 2006 B (A-1+/VMIG1)(c)
4,000,000	0.040	01/03/12	4,000,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Massachusetts — 0.1%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Issue Series 2007 (A-1/VMIG1)(c)
$2,400,000	0.090%	01/03/12	$2,400,000

Mississippi — 0.2%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A. Inc. Project Series 2009 C (NR/VMIG1)(c)
1,400,000	0.020	01/03/12	1,400,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A. Inc. Project Series 2009 G (NR/VMIG1)(c)
3,000,000	0.030	01/03/12	3,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A. Inc. Project Series 2010 G (A-1+/VMIG1)(c)
2,500,000	0.030	01/03/12	2,500,000

			6,900,000

New York — 0.2%
New York City VRDN GO Bonds Fiscal 1994 Subseries A-7 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)
2,100,000	0.050	01/03/12	2,100,000
New York City VRDN GO Bonds Fiscal 2008 Series L-6 Subseries L-3 (A-1+/VMIG1)(c)
1,500,000	0.020	01/03/12	1,500,000
New York City VRDN GO Bonds Series 1994 E-5 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
2,300,000	0.050	01/03/12	2,300,000

			5,900,000

Texas — 0.0%
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)(c)
1,000,000	0.020	01/03/12	1,000,000

Virginia — 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2006 (NR/VMIG1)(c)
3,500,000	0.050	01/03/12	3,500,000

TOTAL SHORT-TERM INVESTMENTS			$40,020,000

TOTAL INVESTMENTS — 99.2%			$2,954,439,041

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			23,543,402

NET ASSETS — 100.0%			$2,977,982,443

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b) Issued with zero coupon. Income is recognized through the accretion of discount.

(c) Securities with “put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2011.

(d) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2011.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,075,152, which represents approximately 0.3% of net assets as of December 31, 2011.

(f) Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(g) When-issued security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
CIFG	—	CIFC Assurance North America, Inc.
CITY APPROP	—	City Appropriation
CNTY GTD	—	County Guaranteed
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF UNIV	—	General Obligation of University
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PRIV MTGS	—	Private Mortgages
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
SCH BD GTY	—	School Bond Guaranty
SCH BD RES FD	—	School Bond Reserve Fund
SCSDE	—	South Carolina State Department of Education
SD CRED PROG	—	School District Credit Program
ST AID WITHHLDG	—	State Aid Withholding
ST APPROP	—	State Appropriation
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VRDN	—	Variable Rate Demand Notes
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,907,550,249

Gross unrealized gain	52,580,509
Gross unrealized loss	(5,691,717)

Net unrealized security gain	$46,888,792

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of December 31, 2011:
HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,265	—	$—
Municipal Debt Obligations	—	3,078,910,818	—
Short-term Investments	—	43,745,000	—

Total	$2,265	$3,122,655,818	$—

Derivative Type

Liabilities
Credit Default Swap Contracts	$—	$(1,119,197)	$—

MUNICPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$556,644,861	$—
Short-term Investments	—	19,910,000	—

Total	$—	$576,554,861	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$2,914,419,041	$—
Short-term Investments	—	40,020,000	—

Total	$—	$2,954,439,041	$—

Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended December 31, 2011, the High Yield Municipal Fund entered into credit default swap contracts. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of December 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Liabilities

Credit	$(1,119,197)

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts. The High Yield Municipal Fund Invested in credit default swaps during the period:
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The Funds’ risks include, but are not limited to, the following:
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2012

* Print the name and title of each signing officer under his or her signature.